As filed with the Securities and Exchange Commission on May 1, 2015
Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

VOYA VARIABLE PORTFOLIOS, INC.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

Voya Investment Management

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on June 9, 2015, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class ADV, Class I, and Class S of Voya Global Value Advantage Portfolio

VY® DFA World Equity Portfolio

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 366-0066

June 19, 2015

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of VY® DFA World Equity Portfolio (“DFA Portfolio”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of DFA Portfolio. The Special Meeting is scheduled for 1:00 p.m., Local time, on July 28, 2015, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting shareholders of DFA Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of DFA Portfolio with and into Voya Global Value Advantage Portfolio (“GVA Portfolio”) (together with DFA Portfolio, the “Portfolios”). The Portfolios are members of the Voya family of funds.

Shares of DFA Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction by your insurance company, through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy. If the Reorganization is approved by shareholders, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of GVA Portfolio instead of shares of DFA Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio which seeks long-term capital growth and current income.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than July 27, 2015.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

VY® DFA World Equity Portfolio

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 366-0066

Scheduled for July 28, 2015

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of VY® DFA World Equity Portfolio (“DFA Portfolio”) is scheduled for 1:00 p.m. Local time, on July 28, 2015 at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, DFA Portfolio’s shareholders will be asked:

1.	To approve an Agreement and Plan of Reorganization by and between DFA Portfolio and Voya Global Value Advantage Portfolio (“GVA Portfolio”), providing for the reorganization of DFA Portfolio with and into GVA Portfolio (the “Reorganization”); and
2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.

The Board of Trustees of DFA Portfolio recommends that you vote “FOR” the Reorganization.

Shareholders of record as of the close of business on May 7, 2015 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot or Voting Instruction Card by July 27, 2015 so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot or Voting Instruction Card, by giving written notice of revocation to DFA Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

June 19, 2015

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PROXY STATEMENT/PROSPECTUS

June 19, 2015

Special Meeting of Shareholders

of VY® DFA World Equity Portfolio

Scheduled for July 28, 2015

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
VY® DFA World Equity Portfolio (A series of Voya Investors Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 366-0066	Voya Global Value Advantage Portfolio (A series of Voya Variable Portfolios, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 992-0180
(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on July 28, 2015
This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya

The Prospectus/Proxy Statement explains concisely what you should know before voting on the matter described herein or investing in Voya Global Value Advantage Portfolio. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about of VY® DFA World Equity Portfolio (“DFA Portfolio”) and Voya Global Value Advantage Portfolio (“GVA Portfolio,” and together with DFA Portfolio, the “Portfolios”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

By Phone:	(800) 992-0180
By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034
By Internet:	www.voyainvestments.com/vp/literature

The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Statement of Additional Information dated June 19, 2015 relating to this Proxy Statement/Prospectus;
2.	The Prospectuses and Statement of Additional Information dated May 1, 2015 for DFA Portfolio; and
3.	The Prospectuses and Statement of Additional Information dated May 1, 2015 for GVA Portfolio.

The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090
By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)
By Email:	publicinfo@sec.gov (Duplication Fee Required)
By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the Portfolios’ SEC file numbers. The file number for the document listed above as (1) is [File No. generated with N-14 filing]. The file numbers for the documents listed above as (2) and (3) are 33-23512 and 333-05173.

Introduction

What is happening?

On March 12, 2015, the Boards of Trustees/Directors of VY® DFA World Equity Portfolio (“DFA Portfolio” or “DFAP”) and Voya Global Value Advantage Portfolio (“GVA Portfolio” or “GVAP,” together with DFA Portfolio, the “Portfolios”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of DFA Portfolio with and into GVA Portfolio (the “Reorganization”). The Reorganization Agreement requires approval by shareholders of DFA Portfolio, and if approved, is expected to be effective on August 14, 2015, or such other date as the parties may agree (the “Closing Date”).

On March 6, 2015, Voya International Value Portfolio (“IVP”) and Voya Global Resources Portfolio (“GRP”) were reorganized with and into GVA Portfolio (the “March Reorganizations”). Since the March Reorganizations occurred after December 31, 2014, the impact of these reorganizations are not reflected in certain financial information that is presented as of December 31, 2014. Consequently, in order to provide shareholders with information on the impact of the March Reorganizations on the reorganization of DFA Portfolio into GVA Portfolio, certain financial information is presented in this Proxy Statement/Prospectus regarding the combination of DFA Portfolio, GVA Portfolio, IVP, and GRP (the “Combined Portfolio”). As of March 31, 2015, GVA Portfolio had $807.7 million in net assets and DFA Portfolio had $180.2 million in net assets.

Why did you send me this booklet?

Shares of DFA Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company (“Participating Insurance Company”) through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”).

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot or Voting Instruction Card for DFA Portfolio. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.

The Separate Accounts and Qualified Plans or their trustees, as record owners of DFA Portfolio shares are, in most cases, the true “shareholders” of DFA Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contract Holders”) may be asked to instruct their Qualified Plan trustee or Separate Accounts, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted. For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the technical shareholder but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise. Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contract Holders or Plan Participants.

Because you are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of GVA Portfolio, this Proxy Statement also serves as a prospectus for GVA Portfolio. GVA Portfolio is an open-end management investment company, which seeks long-term capital growth and current income, as described more fully below.

Who is eligible to vote?

Shareholders holding an investment in shares of DFA Portfolio as of the close of business on May 7, 2015 (the “Record Date”) are eligible to vote at the Special Meeting or any adjournments or postponements thereof.

How do I vote?

You may submit your Proxy Ballot or Voting Instruction Card in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.
•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.
•	By Mail. Mark the enclosed Proxy Ballot or Voting Instruction Card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot or Voting Instruction Card.
•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

To be certain your vote will be counted, a properly executed Proxy Ballot or Voting Instruction Card must be received no later than 5:00 p.m., Local time, on July 27, 2015.

1

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on July 28, 2015, at 1:00 p.m., Local time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

2

Summary of the Proposed Reorganization

You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about GVA Portfolio, please consult Appendix B and GVA Portfolio’s prospectus dated May 1, 2015.

On March 12, 2015, the Board approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of DFA Portfolio to GVA Portfolio in exchange for shares of capital stock of GVA Portfolio;
•	the assumption by GVA Portfolio of all the liabilities of DFA Portfolio;
•	the distribution of shares of GVA Portfolio to the shareholders of DFA Portfolio; and
•	the complete liquidation of DFA Portfolio.

If shareholders of DFA Portfolio approve the Reorganization, each owner of Class ADV, Class I and Class S shares of DFA Portfolio would become a shareholder of the corresponding share class of GVA Portfolio. The Reorganization is expected to be effective on the Closing Date. Each shareholder of DFA Portfolio will hold, immediately after the close of the Reorganization (the “Closing”), shares of GVA Portfolio having an aggregate value equal to the aggregate value of the shares of DFA Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	The Portfolios have different investment objectives. DFA Portfolio seeks long-term capital appreciation while GVA Portfolio seeks long-term capital growth and current income.
•	The Portfolios have different investment strategies. Under normal circumstances, DFA Portfolio invests primarily in other mutual funds (“Underlying Funds”) that, in turn, invest directly in equity securities. In contrast, GVA Portfolio invests primarily in equity securities directly.
•	Directed Services LLC (“DSL”) serves as investment adviser to DFA Portfolio. Voya Investments, LLC (“Voya Investments,” together with DSL, the “Advisers”) serves as investment adviser to GVA Portfolio.
•	Dimensional Fund Advisors LP serves as the sub-adviser to DFA Portfolio. Voya Investment Management Co. LLC (“Voya IM”) serves as sub-adviser to GVA Portfolio.
•	Each Portfolio is distributed by Voya Investments Distributor, LLC (the “Distributor”).
•	Both the net and gross expenses of the Combined Portfolio are expected to be lower than those of DFA Portfolio.
•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Portfolios. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.
•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither DFA Portfolio nor its shareholders, nor GVA Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the Reorganization.
3

Proposal One – Approval of the Reorganization

What is the proposed Reorganization?

Shareholders of DFA Portfolio are being asked to approve a Reorganization Agreement, providing for the reorganization of DFA Portfolio with and into GVA Portfolio. If the Reorganization is approved, shareholders of DFA Portfolio will become shareholders of GVA Portfolio as of the Closing.

Why is a Reorganization proposed?

DSL and its affiliates are in the process of conducting a comprehensive review of the mutual funds offered within the Voya family of funds. At the March 2015 Board meeting, DSL presented to the Board a series of proposals, including the Reorganization, which were intended to enhance the efficiency and reduce the complexity of the Voya family of funds. In support of the Reorganization proposal, DSL noted that shareholders of DFA Portfolio are expected to benefit from a reduction in gross and net expenses as shareholders of the Combined Portfolio.

How do the Investment Objectives compare?

As described in the chart that follows, the Portfolios have different investment objectives.

	DFA Portfolio	GVA Portfolio
Investment Objective	The Portfolio seeks long-term capital appreciation.	The Portfolio seeks long-term capital growth and current income.

Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

How do the Annual Portfolio Operating Expenses compare?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. DFA Portfolio and GVA Portfolio Pro forma fees and expenses, which are the estimated fees and expenses of GVA Portfolio after giving effect to the Reorganization, assume the Reorganization occurred on December 31, 2014. Combined Portfolio Pro Forma fees and expenses, which are the estimated fees and expenses of the Combined Portfolio after giving effect to the Reorganization and the March Reorganizations, assume the Reorganization and March Reorganizations occurred on December 31, 2014.

The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
		DFAP	GVAP	DFAP and GVAP Pro Forma	Combined Portfolio Pro Forma
Class ADV
Management Fees	%	0.35[2]	0.56[5]	0.56[5]	0.54[9]
Distribution and/or Shareholder Services (12b-1) Fees	%	0.75	0.50	0.50	0.50
Other Expenses	%	0.03	0.06	0.06	0.06
Acquired Fund Fees and Expenses	%	0.35	None	None	None
Total Annual Portfolio Operating Expenses	%	1.48[3]	1.12	1.12	1.10
Waivers and Reimbursements	%	-0.27[4]	None[6]	-0.01[6,8]	None[6,8]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.21	1.12	1.11	1.10

Class I
Management Fees	%	0.35[2]	0.56[5]	0.56[5]	0.54[9]
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None	None
Other Expenses	%	0.03	0.06	0.06	0.06
Acquired Fund Fees and Expenses	%	0.35	None	None	None
Total Annual Portfolio Operating Expenses	%	0.73[3]	0.62	0.62	0.60
Waivers and Reimbursements	%	-0.12[4]	None[6]	-0.01[6,8]	None[6,9]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.61	0.62[7]	0.61[7]	0.60[7]

4

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
		DFAP	GVAP	DFAP and GVAP Pro Forma	Combined Portfolio Pro Forma
Class S
Management Fees	%	0.35[2]	0.56[5]	0.56[5]	0.54[9]
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25	0.25
Other Expenses	%	0.03	0.06	0.06	0.06
Acquired Fund Fees and Expenses	%	0.35	None	None	None
Total Annual Portfolio Operating Expenses	%	0.98[3]	0.87	0.87	0.85
Waivers and Reimbursements	%	-0.12[4]	None[6]	-0.01[6,8]	None[6,8]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.86	0.87	0.86	0.85

1.	Expense ratios have been adjusted to reflect current contractual rates.
2.	The portion of the Management Fee attributable to the advisory services is 0.25% and the portion of the Management Fee attributable to the administrative services is 0.10%.
3.	Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
4.	The Adviser is contractually obligated to limit expenses to 1.05%, 0.45%, and 0.70% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. In addition, the Adviser is contractually obligated to further limit expenses to 1.21%, 0.61%, and 0.86% for Class ADV, Class I, and Class S shares, respectively, including the Portfolio’s Acquired Fund Fees and Expenses, through May 1, 2017. The Distributor is contractually obligated to waive 0.15% of its distribution fee for Class ADV shares through May 1, 2017. Termination or modification of these obligations requires approval by the Board.
5.	The portion of the Management Fee attributable to the advisory services is 0.46% and the portion of the Management Fee attributable to the administrative services is 0.10%.
6.	The Adviser is contractually obligated to limit expenses to 1.34%, 0.84%, and 1.09% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2017. This limitation is subject to possible recoupment by the adviser within 36 months of waiver or reimbursement. In addition, the Adviser is contractually obligated to further limit expenses to 1.14%, 0.64%, and 0.89 for Class ADV, Class I, and Class S shares, respectively, through May 1, 2017. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Board.
7.	Based on Class ADV shares’ expenses adjusted for contractual differences.
8.	If shareholders approve the Reorganization, the Adviser is contractually obligated to further limit expenses to 1.11%, 0.61%, and 0.86% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2017. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligations requires approval by the Board.
9.	The portion of the Management Fee attributable to the advisory services is 0.44% and the portion of the Management Fee attributable to the adminsitrative services is 0.10%.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Portfolios with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolios for the time periods indicated. The Examples also assume that your investment had a 5% return during each year and that the Portfolios’ operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

	DFAP				GVAP				DFAP and GVAP Pro Forma				Combined Portfolio Pro Forma
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$123	441	782	1,745	114	356	617	1,363	113	355	616	1,362	112	350	606	1,340
I	$62	221	394	895	63	199	346	774	62	198	345	773	61	192	335	750
S	$88	300	530	1,190	89	278	482	1,073	88	277	481	1,072	87	271	471	1,049

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

How do the Principal Investment Strategies compare?

The Portfolios have different investment strategies. Under normal circumstances, DFA Portfolio invests primarily in Underlying Funds that, in turn, invest directly in equity securities. In contrast, GVA Portfolio invests primarily in the equity securities of companies located in a number of different countries, one of which may be the United States. Under normal circumstances, DFA Portfolio expects that greater than 40% of the market value of securities held by the Underlying Funds will be associated with non-U.S. countries. Both Portfolios may invest in any market capitalization. GVA Portfolio may focus its investments in the financial services sector. For more information on the Underlying Funds, please see Appendix C.

5

	DFA Portfolio	GVA Portfolio
Investment Strategies

Under normal circumstances, the Portfolio invests in a combination of Underlying Funds advised by Dimensional Fund Advisors LP (“DFA”) that, in turn, invest in equity securities (“Underlying Funds”). Generally, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities (in the form of the securities held by the Underlying Funds). The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio may invest its assets in Underlying Funds that invest in domestic and international equity securities. It is expected that under normal circumstances, greater than 40% of the market value of securities held by the Underlying Funds will be associated with non-U.S. countries. The Portfolio further diversifies its portfolio by allocating assets in Underlying Funds that represent a variety of asset classes, such as large-capitalization stocks, small-capitalization stocks, emerging market stocks, and real estate investment trusts. The asset allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to these asset classes will vary if an Underlying Fund is not substantially invested in accordance with its primary investment strategy.

In addition to other short-term investments, the Portfolio or the Underlying Funds may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investing in Underlying Funds or to manage the Underlying Funds’ cash pending investing in securities, or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve higher expenses because the Portfolio or the Underlying Funds would pay a proportionate share of the expenses of such money market funds.

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on expected cash inflows to or outflows from the portfolio. The portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns. Certain Underlying Funds may use foreign currency contracts in connection with the purchase and sale of securities, including for the purposes of “locking-in” the value of a transaction with respect to a different currency or of transferring balances from one currency to another. Certain of the Underlying Funds may concentrate in the real estate industry.

DFA may change the Portfolio’s asset allocations, the Underlying Funds, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue the Portfolio’s investment objective.

Under normal market conditions, the Portfolio invests primarily in the equity securities of companies located in a number of different countries, one of which may be the United States. Equity securities include common and preferred stocks, warrants, and convertible securities. The Portfolio may invest without limit in countries with developing or emerging markets. The Portfolio does not limit its investments to companies in any particular market capitalization range.

The Portfolio may also invest in derivative instruments including futures or index futures to gain exposure to securities, security markets, market indices, or to seek to manage cash balances consistent with the Portfolio’s investment objectives and principal investment strategies.

The Portfolio may focus its investments in the financial services sector.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) seeks to construct an actively managed equity strategy designed to identify high quality dividend income securities focusing on both sustainability and growth of yield, as well as our proprietary fundamental research capabilities. The Sub-Adviser seeks to construct a portfolio with a gross dividend yield that exceeds the average dividend yield of the companies in the MSCI All Country World IndexSM. The Sub-Adviser utilizes a valuation based screening process to assist in selection of companies according to criteria which include the following:

•     an above average dividend yield and stability and growth of dividend; and

•     companies which are profitable and have achieved an above average cash flow.

The Sub-Adviser, from time to time, may select securities which do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.

The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

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How do the Principal Risks compare?

The following table summarizes and compares the principal risks of investing in the Portfolios. You could lose money on an investment in the Portfolios. Any of the following risks, among others, could affect the Portfolios’ or an Underlying Fund’s performance or cause the Portfolios or an Underlying Fund to lose money or underperform market averages of other funds.

Risks	DFA Portfolio	GVA Portfolio
Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.	✓
Cash/Cash Equivalents To the extent the Portfolio holds cash or cash equivalents, the Portfolio risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Portfolio’s performance and ability to achieve its investment objective.	✓
Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.	✓	✓
Concentration As a result of an Underlying Fund “concentrating,” as that term is defined in the 1940 Act, its assets in securities related to a particular industry, the Underlying Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry as a group fall out of favor, the Underlying Fund could underperform funds that have greater industry diversification.	✓
Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.		✓
Credit Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.		✓
Currency To the extent that an Underlying Fund or Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.	✓	✓
Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of an Underlying Fund or Portfolio and reduce its returns. Derivatives may not perform as expected, so an Underlying Fund or Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose an Underlying Fund or Portfolio to the risk of improper valuation.	✓	✓
Focused Investing To the extent that the Portfolio invests a substantial portion of its assets in securities related to a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.		✓

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Risks	DFA Portfolio	GVA Portfolio
Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in an Underlying Fund or Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.	✓	✓
Interest Rate With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio’s exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values, and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.		✓
Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.		✓
Liquidity If a security is illiquid, an Underlying Fund or Portfolio might be unable to sell the security at a time when the manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s or an Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund or Portfolio could realize upon disposition. An Underlying Fund or Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund or Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to an Underlying Fund or Portfolio.	✓	✓
Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which GVA Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.	✓	✓
Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.	✓

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Risks	DFA Portfolio	GVA Portfolio
Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their NAV. In addition, because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund or Portfolio.	✓	✓
Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.	✓
Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.		✓

How does DFA Portfolio’s performance compare to GVA Portfolio?

The following information is intended to help you understand the risks of investing in the Portfolios. The following bar charts show the changes in the Portfolios’ performance from year to year, and the table compares the Portfolios’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolios’ performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar charts show the performance of the Portfolios’ Class ADV shares. Other class shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolios’ performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

On April 30, 2010, DFA Portfolio was converted from a stand-alone mutual fund, which invested directly in securities, to a fund-of-funds, which invests in other mutual funds. The following information shows performance of DFA Portfolio as a stand-alone mutual fund for the period of August 20, 2007 through April 30, 2010. In addition, on April 30, 2010 DFA Portfolio’s Sub-Adviser changed to Dimensional Fund Advisors LP and DFA Portfolio’s name was changed from ING Focus 5 Portfolio to ING DFA Global All Equity Portfolio. Subsequently, on August 23, 2010, DFA Portfolio changed its name from ING DFA Global All Equity Portfolio to ING DFA World Equity Portfolio.

Because Class I shares of GVA Portfolio had not commenced operations as of the calendar year ended December 31, 2014, no performance information for Class I shares is provided below.

DFA Portfolio - Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 19.29% and Worst quarter: 4th, 2008, -26.09
The Portfolio’s Class ADV shares’ year-to-date total return as of March 31, 2015: 2.65%

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GVA Portfolio - Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 24.14% and Worst quarter: 1st, 2009, -17.03%
The Portfolio’s Class ADV shares’ year-to-date total return as of March 31, 2015: 4.06%

Average Annual Total Returns % (for the periods ended December 31, 2014)
		1 Year	5 Years	10 Years	Since Inception	Inception Date
DFA Portfolio
Class ADV	%	0.98	10.69	N/A	2.41	08/20/07
MSCI ACW IndexSM1%		4.16	9.17	N/A	3.64
Class I	%	1.55	11.38	N/A	3.07	08/20/07
MSCI ACW IndexSM1%		4.16	9.17	N/A	3.64
Class S	%	1.42	11.11	N/A	2.83	08/20/07
MSCI ACW IndexSM1%		4.16	9.17	N/A	3.64

GVA Portfolio[2]
Class ADV	%	4.65	6.67	N/A	1.43	01/28/08
MSCI ACW IndexSM1%		4.16	9.17	N/A	4.24
Class S	%	4.87	6.90	N/A	1.69	01/28/08
MSCI ACW IndexSM1%		4.16	9.17	N/A	4.24

1.	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2.	Prior to July 12, 2013, the Portfolio had a different investment objective and principal investment strategies.

How does the management of the Portfolios compare?

The following table describes the management of the Portfolios.

	DFA Portfolio	GVA Portfolio
Investment Adviser	Directed Services LLC (“DSL”)	Voya Investments, LLC (“Voya Investments”)

Management Fee (as a percentage of average daily net assets)	0.35%	0.56% on first $500 million; 0.53% on the next $500 million; and 0.51% thereafter

Sub-Adviser	Dimensional Fund Advisors LP (“DFA”)	Voya Investment Management Co. LLC (“Voya IM”)

Sub-Advisory Fee (as a percentage of average daily net assets)	0.05% on the first $500 million; and 0.02% thereafter.	0.2100%

Portfolio Managers	Joseph H. Chi, CFA (since 04/12) Jed S. Fogdall (since 04/12) Joseph F. Kolerich (since 04/12) David A. Plecha, CFA (since 04/12) Bhanu Singh (since 05/15)	Christopher F. Corapi (since 07/13) David Rabinowitz (since 07/13) Vincent Costa, CFA (since 04/12) Martin Jansen (since 07/13) James Ying[1], CFA (since 07/13)

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	DFA Portfolio	GVA Portfolio
Distributor	Voya Investments Distributor, LLC (“Distributor”)	Distributor

1.	James Ying is an assistant Portfolio Manager.

Advisers to the Portfolios

DSL, a Delaware limited liability company, serves as the adviser to DFA Portfolio. Voya Investments, an Arizona limited liability company, serves as the investment adviser to GVA Portfolio. The Advisers provide or oversee all investment advisory and portfolio management services for the Portfolios and assist in managing and supervising all aspects of the general day-to-day business activities and operations of those Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and is registered with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer. Voya Investments is registered with the SEC as an investment adviser.

The Advisers are indirect, wholly-owned subsidiaries of Voya Financial, Inc. (formerly, ING U.S. Inc.). Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2014, DSL managed approximately $42.8 billion in registered investment company assets. Voya Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2014, Voya Investments managed approximately $54 billion in assets.

Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Adviser and sub-advisers provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Portfolio approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Adviser or a current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Adviser represented that the investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on these new agreements with the Adviser and affiliated sub-advisers.

In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of common stock of Voya Financial, Inc. and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from this transaction.

Sub-Advisers to the Portfolios

The Advisers have engaged a sub-adviser to provide the day-to-day management of each Portfolio’s portfolio. Each Adviser acts as a “manager-of-managers” for the Portfolios. The Advisers have ultimate responsibility, subject to the oversight of the Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. The Portfolios and the Advisers have received exemptive relief from the SEC which permits the Advisers, with the approval of the Board but

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without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Advisers (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Advisers or of another company that indirectly or directly wholly owns the Advisers (“wholly-owned sub-advisers”).

Consistent with the “manager-of-managers” structure, the Advisers delegate to the sub-advisers of the Portfolios the responsibility for day-to-day investment management subject to the Adviser’s oversight. The Advisers are responsible for, among other things, monitoring the investment program and performance of the sub-advisers of the Portfolios. Pursuant to the exemptive relief, an Adviser, with the approval of the Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate the Portfolios’ assets among other sub-advisers. In these instances, an Adviser may have an incentive to select or retain an affiliated sub-adviser. In the event that an Adviser exercises its discretion to replace a sub-adviser of a Portfolio or add a new sub-adviser to a Portfolio, the Portfolio will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of a Portfolio and a change to the investment strategies of the Portfolio.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or the Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

The “manager-of-managers” structure and reliance on the exemptive relief has been approved by the Portfolios’ shareholders.

DFA Portfolio

Dimensional Fund Advisors LP (“DFA”), a Delaware limited partnership, serves as the investment adviser for DFA Portfolio by selecting the Underlying Funds the Portfolio will invest in and allocating the Portfolio’s assets among the Underlying Funds.

DFA is controlled by its general partner, Dimensional Holdings Inc. (“DHI”). DFA is registered with the SEC as an investment adviser. It has been providing investment management services since May 1981. DFA’s principal address is 6300 Bee Cave Road, Building One, Austin, Texas 78746. As of December 31, 2014, DFA’s and its advisory affiliates’ assets under management were approximately $381 billion.

DFA serves as the sub-adviser to DFA Portfolio and adviser to each of the Underlying Funds. As such, the sub-adviser is responsible for the management of their respective assets. DFA Portfolio and each Underlying Fund is managed using a team approach. The investment team includes the Investment Committee of DFA, portfolio managers, and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of DFA who are appointed annually. As of May 1, 2015, the Investment Committee has eleven members. Investment strategies for DFA Portfolio are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types, and brokers.

In accordance with the team approach used to manage DFA Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding DFA Portfolio, based on the parameters established by the Investment Committee.

The following individuals coordinate the efforts of all other portfolio managers and trading personnel with respect to DFA Portfolio’s allocations and its day-to-day management.

Joseph H. Chi, CFA, Senior Portfolio Manager and Vice President of DFA, and chairman of the Investment Committee, joined DFA in 2005 and has been co-head of DFA’s portfolio management group since 2012.

Jed S. Fogdall, Senior Portfolio Manager and Vice President of DFA, and a member of the Investment Committee, joined DFA in 2004 and has been co-head of DFA’s portfolio management group since 2012.

Joseph F. Kolerich, Senior Portfolio Manager and Vice President of DFA, and a member of the Investment Committee, joined DFA in 2001.

David A. Plecha, CFA, Senior Portfolio Manager and Vice President of DFA, and a member of the Investment Committee, joined DFA in 1989.

Bhanu Singh, Portfolio Manager, is part of DFA’s U.S. Equity team. Mr. Singh is involved in many phases of portfolio construction, from security selection to execution and post-trade monitoring. He is also a member of the Investment Policy Committee. Mr. Singh joined DFA in 2003 and left in 2008. He rejoined DFA in 2010.

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Historical sub-adviser/name and strategies information for DFA Portfolio
Effective Date	Portfolio Name	Sub-Adviser
08/23/10	ING DFA World Equity Portfolio[1]	No change
04/30/10	ING DFA Global All Equity Portfolio	Dimensional Fund Advisors LP2
01/11/10	ING Focus 5 Portfolio[3]	No change
Since inception	ING Focus 5 Portfolio	Voya Investment Management Co. LLC

1.	Changed name.
2.	Changed name sub-adviser, investment objectives and principal investment strategies. Performance prior to April 30, 2010 is attributable to the previous sub-adviser.
3.	Principal investment strategy revision.

GVA Portfolio

Voya Investment Management Co. LLC (“Voya IM” or “Sub-Adviser”), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM’s principal office is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2014, Voya IM managed approximately $85.5 billion in assets.

The following individuals are jointly responsible for the day-to-day management of the GVA Portfolio.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of equities, joined Voya IM in February 2004. Prior to joining Voya IM, Mr. Corapi served as global head of equity research at Federated Investors since 2002. He served as head of U.S. equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and head of emerging markets research at JPMorgan Investment Management beginning in 1998.

Vincent Costa, CFA, Portfolio Manager, also serves as Head of the Portfolio Engineering Group responsible for managing quantitative research and engineered strategies. Mr. Costa joined Voya IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining Voya IM, Mr. Costa managed quantitative equity investments at both Merrill Lynch Investment Management and Bankers Trust Company.

Martin Jansen, Portfolio Manager, manages the Global Value Advantage strategy and has extensive experience running international value strategies. Mr. Jansen joined Voya IM in 1997 as senior manager to co-manage U.S. equity portfolios and was named head of the U.S. equity team in 1999. Mr. Jansen was previously responsible for managing the transition of the U.S. equity trading facility and U.S. equity assets from ING Investment Management The Hague to Voya IM. Prior to joining Voya IM, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

David Rabinowitz, Portfolio Manager, also serves as Head of International Equity and Director of Equity Research. Mr. Rabinowitz joined Voya IM in January 2008. He was employed by JPMorgan from May 2002 to November 2007 where he held several equity leadership positions. Most recently, he served as director of emerging markets equity research, and before that, was the director of global sector research. Previously, he was a global consumer strategist at UBS Warburg and prior to that, he was a U.S. equity analyst for Smith Barney and Sanford C. Bernstein & Company.

James Ying, CFA, Assistant Portfolio Manager and quantitative analyst for equities, joined Voya IM in 2011. Prior to joining Voya IM, Mr. Ying was a quantitative analyst with Piedmont Investment Advisors from 2009 to 2011, Numeric Investors from 2006 to 2009, and Goldman Sachs Asset Management from 2000 to 2006.

Historical sub-adviser/name and strategies information for GVA Portfolio
Effective Date	Portfolio Name	Sub-Adviser
07/12/13	ING Global Value Advantage Portfolio[1]	No change
Since inception	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	Voya Investment Management Co. LLC

1.	Name change, change in investment objective, and change in principal investment strategies.

Distributor

The Distributor is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

The Distributor is a member of FINRA. To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

What are the key differences in the rights of shareholders of DFA Portfolio and GVA Portfolio?

DFA Portfolio is organized as a separate series of Voya Investors Trust, an open-end management investment company organized as a Massachusetts business trust. GVA Portfolio is organized as a separate series of Voya Variable Portfolios, Inc. and open-end management investment company organized as a Maryland corporation. The Portfolios are governed by a Board

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of Trustees/Directors consisting of 11 members. For more information on the history of the Portfolios, see the Statement of Additional Information for each Portfolio, dated May 1, 2015.

The key differences are described in the table below.

DFA Portfolio	GVA Portfolio

The shareholders of DFA Portfolio shall elect Trustees at shareholder meetings called for that purpose to the extent required by the 1940 Act.

The Trustees may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective. Trustees may be removed at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares or by a written declaration executed, without a meeting, by the holders of not less than two-thirds of the outstanding shares.

Shareholders have the power to elect and remove Directors. Any or all of the Directors may be removed by the shareholders, who may elect a successor or successors to fill any resulting vacancy or vacancies for the unexpired term.

The Trust or any series thereof may be terminated by the affirmative vote of shareholders or by a majority of the Trustees.	The Board may approve the liquidation of any series of the Corporation without the approval of shareholders, unless otherwise required by law because such liquidation constitutes a transfer of assets of the Corporation

Consolidation or merger shall require the approval of a majority shareholder vote of each series affected thereby. The terms “merge” or “merger” as used therein shall not include the purchase or acquisition of any assets of any other trust, partnership, association or corporation which is an investment company organized under the laws of the Commonwealth of Massachusetts or any other state of the United States.

A majority of the Trustees have the power to amend the Declaration of Trust, except that no amendment to the Declaration of Trust that would materially adversely affect the rights of shareholders may be made without the approval of a majority of shares outstanding and entitled to vote. Notwithstanding the foregoing, Trustees may amend the Declaration of Trust if they deem it necessary to conform the Declaration of Trust to applicable federal and state laws, regulations or the requirements of the regulated investment company provisions of the Code, or to change the name of the Trust.	The Corporation reserves the right from time to time to make any amendment to the Articles of Amendment, except that no action affecting the validity or assessibility of such shares shall be taken without the unanimous approval of the outstanding shares affected thereby.

The Trustees have the power to amend By-laws.	The Board of Directors has the power to amend By-laws.

Because DFA Portfolio is organized as a series of a Massachusetts business trust and GVA Portfolio is organized as a series of a Maryland corporation, there are some differences between the rights of shareholders of each Portfolio under state law. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the business trust. However, DFA Portfolio’s Declaration of Trust disclaims liability of any shareholder in connection with persons extending credit to, contracting with or having any claim against the Trust. It also provides for indemnification by the Trust of any shareholder (or former shareholder) of any series of the Trust that is charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been shareholder and not because of such shareholder's acts or omissions or for some other reason. Pursuant to Maryland law, shareholders of GVA Portfolio generally have no personal liability as such for the Portfolio’s acts or obligations.

Additional Information about the Portfolios

Dividends and Other Distributions

The Portfolios declare and pay dividends from net investment income at least annually. The Portfolios will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the net asset value (“NAV”) of such shares on the payment date unless a Participating Insurance Company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

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Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of December 31, 2014 and on a pro forma basis as of December 31, 2014, giving effect to the Reorganization.

	DFA Portfolio	GVA Portfolio	Adjustments	GVA Portfolio Pro Forma
Class ADV
Net Assets	$5,376,285	1,278,591	-	6,654,876
Net Asset Value Per Share	$10.55	9.11	-	9.11
Shares Outstanding	509,769	140,405	80,383[1]	730,557

Class I
Net Assets	$3,619,036	N/A2	-	3,619,036
Net Asset Value Per Share	$10.82	N/A2	-	10.82
Shares Outstanding	334,379	N/A2	-	334,379

Class S
Net Assets	$174,700,252	168,481,699	-	343,181,951
Net Asset Value Per Share	$10.80	9.20	-	9.20
Shares Outstanding	16,182,358	18,308,728	2,806,800[1]	37,297,886

1.	Reflects new shares issued, net of retired shares of DFA Portfolio. (Calculation: Net Assets ÷ NAV per share.)
2.	As of December 31, 2014, Class I has not commenced operations.

The following tables shows on an unaudited basis the capitalization of each of the Portfolios, GRP, and IVP as of December 31, 2014 and on a pro forma basis as of December 31, 2014, giving effect to the Reorganization and the March Reorganizations.

	DFA Portfolio	GRP	IVP	GVA Portfolio	Adjustments	GVA Portfolio Pro Forma
Class ADV
Net Assets	$5,376,285	106,790,500	1,264,337	1,278,591	(106,790,500)[1]	7,919,213
Net Asset Value Per Share	$10.55	17.86	8.80	9.11	-	9.11
Shares Outstanding	509,769	5,979,540	143,691	140,405	(5,904,062)[1,2]	869,343

Class I
Net Assets	$3,619,036	21,534,472	102,751,524	N/A3	-	127,905,032
Net Asset Value Per Share	$10.82	18.54	8.89	N/A3	-	9.79
Shares Outstanding	334,379	1,161,506	11,564,202	N/A3	-	13,060,087

Class S
Net Assets	$174,700,252	424,954,420	6,834,768	168,481,699	-	774,971,139
Net Asset Value Per Share	$10.80	18.41	9.07	9.20	-	9.20
Shares Outstanding	16,182,358	23,080,819	753,581	18,308,728	25,906,007[2]	84,231,493

1.	Class ADV shares of GRP merged into Class T shares of GVA Portfolio.
2.	Reflects new shares issued, net of retired shares of DFA Portfolio, GRP, and IVP. (Calculation: Net Assets ÷ NAV per share.)
3.	As of December 31, 2014, Class I has not commenced operations.

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below. For more detailed information on the terms of the Reorganization, please see the form of Reorganization Agreement included in Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of DFA Portfolio in exchange for shares of capital stock of GVA Portfolio and the assumption by GVA Portfolio of all of DFA Portfolio’s liabilities; and (ii) the distribution of shares of GVA Portfolio to shareholders of DFA Portfolio, as provided for in the Reorganization Agreement. DFA Portfolio will then be liquidated.

Each shareholder of Class ADV, Class I, and Class S shares of DFA Portfolio will hold, immediately after the Closing, shares of the corresponding share class of GVA Portfolio having an aggregate value equal to the aggregate value of the shares of DFA Portfolio held by that shareholder as of the close of business on the Closing Date.

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The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of DFA Portfolio and that each Portfolio receives an opinion from the law firm of Ropes & Gray to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by the Adviser (or an affiliate). The expenses of the Reorganization are one-time, nonrecurring and include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be $147,800 and do not include the transition costs described in “Portfolio Transitioning” below.

Portfolio Transitioning

If the Reorganization is approved by shareholders, DSL is expected to redeem DFA Portfolio’s holdings (shares of Underlying Funds) prior to the Closing Date to prepare for the Reorganization. DSL anticipates engaging a transition manager to invest the proceeds of such sales in securities that Voya IM wishes for GVA Portfolio to hold and in temporary investments, which will be delivered to GVA Portfolio at the Closing Date.

Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit costs include brokerage commissions, fees, and taxes. The explicit transition costs are estimated to be $122,400 and will be paid by the Adviser or its affiliates. All the other costs of transitioning the Portfolios are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Portfolios.

During the transition period, DFA Portfolio might not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. After the Closing, Voya IM, as the sub-adviser to GVA Portfolio, may also sell portfolio holdings that it acquired from DFA Portfolio, and GVA Portfolio may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Portfolio during the transition period may be made at a disadvantageous time and could result in potential losses to the Portfolios.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither DFA Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, nor GVA Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Portfolios will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

Prior to the Closing Date, DFA Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including portfolio transitions in connection with the Reorganization. Variable Contract Holders and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

[If applicable][Future Allocation of Premiums

Shares of DFA Portfolio have been purchased at the direction of Variable Contract Holders by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to DFA Portfolio will be allocated to GVA Portfolio.]

What is the Board’s recommendation?

Based upon its review, the Board, including a majority of the Trustees/Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees/Directors”), determined that the Reorganization would be in the best

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interests of the Portfolios and their shareholders. In addition, the Board determined that the interests of the shareholders of the Portfolios would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees/Directors approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that DFA Portfolio’s shareholders vote “FOR” the Reorganization Agreement.

What factors did the Board consider?

The Board considered the Reorganization as part of its overall consideration of what would be in the best interest of DFA Portfolio and its shareholders. The Board determined that DFA Portfolio would benefit from being combined into GVA Portfolio under the day-to-day management of Voya IM.

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: an analysis of Voya IM as a sub-adviser that will continue to sub-advise GVA Portfolio after the Reorganization; a presentation from DSL regarding the Reorganization discussing, among other things, that the Reorganization is intended to enhance the efficiency and reduce the complexity of the Voya family of funds; DSL’s analysis of potential alternative portfolios that could have served as a merger partner for DFA Portfolio (other than GVA Portfolio) and why GVA Portfolio should serve as the merger partner for DFA Portfolio; the performance of GVA Portfolio, as compared to the performance of DFA Portfolio in the one-year period and 17-month period (the period since GVA Portfolio’s current portfolio management team has been in place); the performance of DFA Portfolio as compared to its Morningstar, Inc. (“Morningstar”) peer group and the more favorable performance of GVA Portfolio as compared to its Morningstar peer group for the same periods; the lower net expense ratios that current shareholders of both Portfolios are expected to experience as a result of the Reorganization; the similarities in the Portfolios’ fee structures; Voya Investments’ proposed expense limits for GVA Portfolio, which would be implemented in connection with the Reorganization; the consideration of representations from the Portfolios’ Chief Investment Risk Officer, including his determination that the Reorganization is reasonable; consideration of the differences in the Portfolios’ investment strategies and investment objectives; the larger combined asset size of the two Portfolios, which would be likely to provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Portfolios; the Board’s determination that the Reorganization is in the best interest of DFA Portfolio; Management’s representations that direct and indirect costs relating to the Reorganization will be borne by Voya Investments or its affiliates and will not be borne by either Portfolio or its shareholders; that implicit transaction costs are uncertain and will be borne by the DFA Portfolio; the net revenue benefits for Voya Investments and its affiliates that would result from the Reorganization; the expected tax consequences of the Reorganization to DFA Portfolio and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and the Board’s determination that the Reorganization will not dilute the interests of the shareholders of DFA Portfolio. Different Board members may have given different weight to different individual factors and related conclusions.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of: (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting; or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization?

If shareholders of DFA Portfolio do not approve the Reorganization, DFA Portfolio will continue to be managed by DSL as described in the prospectus, and the Board will determine what additional action, if any, should be taken.

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General Information about the Proxy Statement/Prospectus

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of DFA Portfolio’s shareholders.

How is my proxy being solicited?

Solicitation of proxies or voting instructions is being made primarily by the mailing of the Notice of Special Meeting, this Proxy Statement/Prospectus, and the Proxy Ballot or Voting Instruction Card on or about June 19, 2015. In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the Portfolio a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot or Voting Instruction Card but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of DFA Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Thirty percent (30%) of the outstanding shares present in person or by proxy shall constitute a quorum at any meeting of shareholders.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of Voya Investors Trust and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on a proposal and will have the effect of a vote against the Reorganization.

Additional Voting Information

The Separate Accounts and Qualified Plans are the record owners of the shares of the Portfolios. The Qualified Plans and Separate Accounts will vote DFA Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. DFA Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Separate Accounts and Qualified Plans as the DFA Portfolio’s shareholders in determining whether a quorum is present.

Where Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Separate Accounts will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted. The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote. Because a significant percentage of DFA Portfolio’s shares are held by Separate Accounts, which use proportional voting, the presence of such Separate Accounts at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

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How many shares are outstanding?

As of the Record Date, the following shares of capital stock of DFA Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding

Total

Shares have no preemptive or subscription rights. [To the knowledge of the Adviser, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of any class of the Portfolio, and the officers and Trustees/Directors own, as a group, less than 1% of the shares of any class of the Portfolio.]

Appendix D hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of DFA Portfolio or GVA Portfolio.

Can shareholders submit proposals for a future shareholder meeting?

The Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Portfolio shareholder of record, unless the Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement, please contact Shareholder Services at (800) 992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform the Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at (800) 992-0180.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot or Voting Instruction Card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot or Voting Instruction Card.

Huey P. Falgout, Jr.
Secretary

June 19, 2015

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

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Appendix A: Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 12th day of March, 2015, by and between Voya Variable Portfolios, Inc. (“VVPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Company”), on behalf of its series, Voya Global Value Advantage Portfolio (the “Acquiring Portfolio”), and Voya Investors Trust (“VIT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Trust”), on behalf of its series, VY® DFA World Equity Portfolio (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Adviser Class (“Class ADV”), Class I and Class S voting shares of capital stock of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Directors of the Acquiring Portfolio has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Portfolio has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.   TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1. Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class ADV, Class I and Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Acquired Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume all of the liabilities of the Acquired Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for the current taxable year through the Closing Date and any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio’s shareholders of record with respect to its Class ADV, Class I and Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Acquired Portfolio will completely liquidate. Such distribution and liquidation will be

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accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio’s shares , determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”). The aggregate net asset value of Class ADV, Class I and Class S Acquiring Portfolio Shares to be so credited to shareholders of Class ADV, Class I and Class S shares of the Acquired Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class ADV, Class I and Class S Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Class ADV, Class I and Class S shares of the Acquired Portfolio will represent a number of shares of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Portfolio shall not issue certificates representing the Class ADV, Class I and Class S Acquiring Portfolio Shares in connection with such exchange.

1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio until the Acquired Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Acquiring Portfolio’s adviser on behalf of the Acquired Portfolio.

2.  VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the reorganization contemplated hereby to be paid by the Acquired Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Directors.

2.2. The net asset value of Class ADV, Class I and Class S Acquiring Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Directors.

2.3. The number of the Class ADV, Class I and Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class ADV, Class I and Class S shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Portfolio Shares of the same class, determined in accordance with paragraph 2.2.

2.4. All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.   CLOSING AND CLOSING DATE

3.1. The Closing Date shall be August 14, 2015, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2. The Acquired Portfolio shall direct the Bank of New York Mellon, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

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3.3. The Acquired Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV, Class I and Class S shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Directors of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of VIT, VIT, on behalf of the Acquired Portfolio, represents and warrants to VVPI as follows:

(a) The Acquired Portfolio is duly organized as a series of VIT, which is a business trust, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) VIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VIT, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VIT, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio at or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by VVPI, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets or any person whom the Acquired Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VIT, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

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(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2014, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) Since December 31, 2014, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the period ending on the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);

(m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VIT, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by VIT, on behalf of the Acquired Portfolio, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;

(p) The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(r) On the Closing Date, the Acquired Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Acquiring Portfolio and contingent on the accuracy of such information to assure that, after giving

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effect to the acquisition of the assets of the Acquired Portfolio pursuant to this Agreement, the Acquiring Portfolio, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Acquiring Portfolio Prospectus, as amended through the Closing Date.

4.2. Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of VVPI, VVPI, on behalf of the Acquiring Portfolio, represents and warrants to VIT as follows:

(a) The Acquiring Portfolio is duly organized as a series of VVPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under VVPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) VVPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VVPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VVPI, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VVPI, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by VIT, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VVPI, on behalf of the Acquiring Portfolio, or any of its properties or assets, or any person whom the Acquiring Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VVPI, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2014, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i) Since December 31, 2014, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

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(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);

(l) All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquiring Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquiring Portfolio, as provided in paragraph 3.3. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VVPI, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Class ADV, Class I and Class S Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o) The information to be furnished by VVPI, on behalf of the Acquiring Portfolio, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials with respect to the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Acquiring Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Acquiring Portfolio will, within a commercially reasonable amount of time, inform the Acquired Portfolio.

5.  COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1. The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Acquired Portfolio covenants that the Class ADV, Class I and Class S Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio’s shares.

5.5. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

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5.6. The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7. The Acquiring Portfolio will advise the Acquired Portfolio promptly if at any time prior to the Closing Date the assets of the Acquired Portfolio include any securities that the Acquiring Portfolio is not permitted to acquire.

5.8. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV, Class I and Class S Acquiring Portfolio Shares received at the Closing.

5.9. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.10. VIT, on behalf of the Acquired Portfolio, covenants that VIT will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VVPI, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VIT’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) VVPI’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.11. The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of VIT, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at VIT’s election, to the performance by VVPI, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of VVPI, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. VVPI, on behalf of the Acquiring Portfolio shall have delivered to VIT a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VIT and dated as of the Closing Date, to the effect that the representations and warranties of VVPI, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VIT shall reasonably request; and

6.3. VVPI, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VVPI, on behalf of the Acquiring Portfolio, on or before the Closing Date.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of VVPI, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at VVPI’s election, to the performance by VIT, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of VIT, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. VIT, on behalf of the Acquired Portfolio shall have delivered to VVPI, on behalf of the Acquiring Portfolio, (i) a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VIT, (ii) a statement of the respective tax basis of each investment transferred by the Acquired Portfolio to Acquiring Portfolio, and (iii) copies of all relevant tax books and records;

7.3. VIT, on behalf of the Acquired Portfolio shall have delivered to VVPI, on behalf of the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VVPI and dated as of the Closing Date, to the effect that the representations and warranties of VIT, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VVPI shall reasonably request;

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7.4. VIT, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VIT, on behalf of the Acquired Portfolio, on or before the Closing Date; and

7.5. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.

8.   FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VIT, on behalf of the Acquired Portfolio, or VVPI, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of VIT’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VVPI. Notwithstanding anything herein to the contrary, neither VVPI, on behalf of the Acquiring Portfolio, nor VIT, on behalf of the Acquired Portfolio, may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VVPI, on behalf of the Acquiring Portfolio, or VIT, on behalf of the Acquired Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of Tax Counsel addressed to VVPI and VIT substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement shall constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Tax Counsel of representations it shall request of VVPI and VIT. Notwithstanding anything herein to the contrary, VVPI and VIT may not waive the condition set forth in this paragraph 8.5.

9.   BROKERAGE FEES AND EXPENSES

9.1. VIT, on behalf of the Acquired Portfolio, and VVPI, on behalf of the Acquiring Portfolio, each represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

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11.   TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before November 30, 2015, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors/Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VVPI and VIT; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by VIT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class ADV, Class I and Class S Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

Voya Variable Portfolios, Inc.

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Attn: Elizabeth Reza

Voya Investors Trust

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Attn: Elizabeth Reza

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or the corporate property of the Acquiring Portfolio, as the case may be, as provided in the Declaration of Trust of VIT or the Articles of Incorporation of VVPI, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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Appendix B: Additional Information Regarding GVA Portfolio

Portfolio Holdings Information

A description of GVA Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in the Portfolio’s SAI. Portfolio holdings information can be reviewed online at www.voyainvestments.com.

How Shares Are Priced

The NAV per share for each class of GVA Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. GVA Portfolio is open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of GVA Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. To the extent GVA Portfolio invests in other open-end funds (other than exchange-traded funds “ETFs”), GVA Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the bid and ask prices provided to an independent pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, GVA Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board. Such procedures provide, for example, that:

•	Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.
•	Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.
•	Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.
•	Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.
•	Over-the-counter swap agreements are valued using a price provided by an independent pricing service.
•	Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and GVA Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.
•	Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which GVA Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing

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service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine GVA Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in GVA Portfolio.

When your Variable Contract or Qualified Plan is buying shares of GVA Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Plan Participant is received in proper form. When the Variable Contract Holder or Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Plan Participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by GVA Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

How to Buy and Sell Shares

GVA Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the “Code and the underlying U.S. Treasury Regulations. GVA Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to GVA Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on GVA Portfolio’s behalf.

GVA Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contracts owners, plan participants, and other permitted investors for which GVA Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract Holders, plan participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in GVA Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. GVA Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, GVA Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with Voya affiliated mutual funds. In some cases GVA Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, GVA Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, GVA Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and the Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on GVA Portfolio as a result of these transactions. So long as GVA Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

GVA Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. GVA Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Distribution and Shareholder Service Plans

GVA Portfolio has a distribution plan and shareholder service plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and

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distribution of Class ADV shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and its shareholders, including Variable Contract Holders or Plan Participants with interests in GVA Portfolio. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.50% (0.25% for distribution fees and 0.25% for shareholder service fees) of GVA Portfolio’s average daily net assets attributable to its Class ADV shares.

GVA Portfolio has a distribution/shareholder service plan (“Distribution/Shareholder Service Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class S shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class S shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class S shares and their shareholders, including Variable Contract Holders or Plan Participants with interests in GVA Portfolio. Under the Distribution/Shareholder Service Plan GVA Portfolio makes payment at an annual rate of 0.25% of GVA Portfolio’s average daily net assets.

Because these distribution and shareholder service fees are paid out of GVA Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Frequent Trading - Market Timing

GVA Portfolio is intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of GVA Portfolio. Shares of GVA Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. GVA Portfolio’s adviser and its affiliates have agreements which require such intermediaries to provide detailed account information, including trading history, upon request of GVA Portfolio.

GVA Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, GVA Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in GVA Portfolio may have its trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. GVA Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

GVA Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of GVA Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on GVA Portfolio’s performance.

A portfolio that invests in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time GVA Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by GVA Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by GVA Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. GVA Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that GVA Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to GVA Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about

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allowing trades in GVA Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of GVA Portfolio’s shareholders.

Payments to Financial Intermediaries

Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from GVA Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, GVA Portfolio’s Adviser, Distributor, or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans.

The Adviser, Distributor, or affiliated entities of GVA Portfolio may also share its profits with affiliated insurance companies or other Voya entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from GVA Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. GVA Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from GVA Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Proxy Statement/Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in GVA Portfolio by Variable Contract Holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use GVA Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract Holders. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. GVA Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract Holders should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Plan Participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Dividends, Distributions, and Taxes

Dividends and Distributions

GVA Portfolio declares and pays dividends from net investment income at least annually. GVA Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of GVA Portfolio at the NAV of such shares on the payment date unless a Participating Insurance Company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of GVA Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, GVA Portfolio may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

GVA Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, GVA Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.

GVA Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from GVA Portfolio to the insurance company’s separate accounts.

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Since the sole shareholders of GVA Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the Statement of Additional Information dated May 1, 2015 for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN GVA PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the financial performance of each applicable share class of GVA Portfolio for the past five years or, if shorter, the period of the operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolio’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated December 31, 2014, are incorporated herein by reference. Because Class I shares of Voya Global Value Advantage Portfolio had not commenced operations as of the fiscal year ended December 31, 2014, no financial highlights are presented.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total Distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss) (2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)			($)		($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class ADV
12-31-14	8.94	0.19	0.22	0.41	0.24	—	—	0.24	—	9.11	4.65	1.12	1.12	1.12	2.03	1,279	88
12-31-13	8.15	0.23●	0.85	1.08	0.29	—	—	0.29	—	8.94	13.46	1.27	1.28	1.28	2.70	1,312	122
12-31-12	7.38	0.25●	0.81	1.06	0.29	—	—	0.29	—	8.15	14.74	1.33	1.34	1.34	3.25	1,485	23
12-31-11	7.93	0.27●	(0.56)	(0.29)	0.26	—	—	0.26	—	7.38	(4.18)	1.34	1.34	1.34	3.48	812	25
12-31-10	7.76	0.20●	0.24	0.44	0.27	—	—	0.27	—	7.93	5.80	1.37	1.34†	1.34†	2.67†	695	47

Class S
12-31-14	9.03	0.21●	0.22	0.43	0.26	—	—	0.26	—	9.20	4.87	0.87	0.87	0.87	2.28	168,482	88
12-31-13	8.23	0.25●	0.85	1.10	0.30	—	—	0.30	—	9.03	13.63	1.02	1.03	1.03	2.96	179,327	122
12-31-12	7.44	0.27●	0.83	1.10	0.31	—	—	0.31	—	8.23	15.12	1.08	1.09	1.09	3.54	180,208	23
12-31-11	7.96	0.30●	(0.57)	(0.27)	0.25	—	—	0.25	—	7.44	(3.87)	1.09	1.09	1.09	3.76	173,576	25
12-31-10	7.77	0.24●	0.20	0.44	0.25	—	—	0.25	—	7.96	5.86	1.12	1.09†	1.09†	3.23†	206,216	47

1.	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
2.	Annualized for periods less than a year.
3.	Ratios do not include fees and expenses charged under the variable annuity contract or variable ife insurance policy.
4.	Ratios reflect operating expenses of the Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additons or reductions.
●	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

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Appendix C: Key Information about the Underlying Funds

DFA Portfolio seeks to meet its investment objectives by allocating its assets among the Underlying Funds. Because DFA Portfolio invests in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below as of the date of this Proxy Statement/Prospectus regarding each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that the adviser or sub-adviser (if applicable) may or may not invest in each of the Underlying Funds listed. Further, over time, DFA Portfolio will alter its allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which DFA Portfolio will be invested in each Underlying Fund at any one time. As a result, the degree to which DFA Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which DFA Portfolio has invested in the Underlying Fund.

Underlying Fund: DFA International Real Estate Securities Portfolio

Investment Adviser: Dimensional Fund Advisors LP

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio, using a market capitalization weighted approach, purchases a broad and diverse set of securities of non-U.S. companies principally engaged in the real estate industry, including developed and emerging markets, with a particular focus on non-U.S. real estate investment trusts (“REITs”) and companies the adviser considers to be REIT-like entities. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a real estate company within an eligible country, the greater its representation in the portfolio. The adviser may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, profitability, and other factors that the adviser determines appropriate, given market conditions. In assessing profitability, the adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The adviser also may limit or fix the portfolio’s exposure to a particular country or issuer. The portfolio considers a company to be principally engaged in the real estate industry if the company’s principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. REIT and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. The portfolio intends to purchase stocks of companies associated with developed and emerging markets countries that the adviser has designated as approved markets for investment. As a non-fundamental policy, under normal circumstances, at least 80% of the portfolio’s net assets will be invested in securities of companies in the real estate industry. The portfolio generally considers a company to be principally engaged in the real estate industry if the company: (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. The portfolio also may invest in stapled securities, where one or more of the underlying securities represents interests in a company or subsidiary in the real estate industry. The portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuers domicile country. The portfolio is authorized to use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on expected cash inflows or outflows from the portfolio. The portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns. The portfolio may lend its portfolio securities to generate additional income.

Main Risks: Company, concentration in the real estate industry, currency, derivative instruments, foreign investments/developing and emerging markets, market, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: DFA International Small Cap Value Portfolio

Investment Adviser: Dimensional Fund Advisors LP

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio, using a market capitalization weighted approach, purchases stocks of small, non-U.S. companies in countries with developed markets that the adviser determines to be value stocks at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a small company within an eligible country, the greater its representation in the portfolio’s investments. The adviser may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, profitability, and other factors that the adviser determines appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, the adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The portfolio intends to purchase securities of small value companies associated with developed market countries that the adviser has designated as approved markets. As a non-

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fundamental policy, under normal circumstances, the portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. The adviser determines the maximum market capitalization of a small company with respect to each country in which the portfolio invests. In the countries or regions authorized for investment, the adviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The adviser then determines the universe of eligible securities by defining the maximum market capitalization of a small company that may be purchased by the portfolio with respect to each country or region. As of December 31, 2014, for the portfolio, the highest maximum market capitalization of a small company in any country in which the portfolio invests was $5,218 million. This threshold will vary by country or region. For example, as of December 31, 2014, the adviser considered a small company in the United Kingdom to have a market capitalization below $5,218 million, a small company in Israel to have a market capitalization below $1,394 million, and a small company in Japan to have a market capitalization below $1,698 million. These thresholds will change due to market conditions. The portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign and U.S. equity securities and indices, to adjust market exposure based on expected cash inflows to or outflows from the portfolio. The portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns. The portfolio may lend its portfolio securities to generate additional income.

Main Risks: Company, currency, derivative instruments, foreign investments/developing and emerging markets, market, securities lending, small-capitalization company, and value investing.

Underlying Fund: DFA Real Estate Securities Portfolio

Investment Adviser: Dimensional Fund Advisors LP

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio, using a free float-adjusted market capitalization weighted approach, purchases readily marketable equity securities of companies whose principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. The portfolio will principally invest in equity securities of companies in certain real estate investment trusts (“REITs”) and REIT-like entities. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. real estate company, the greater its representation in the portfolio. The adviser may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, profitability, and other factors that the adviser determines appropriate, given market conditions. In assessing profitability, the adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. As a non-fundamental policy, under normal circumstances, at least 80% of the portfolio’s net assets will be invested in securities of companies in the real estate industry. The portfolio generally considers a company to be principally engaged in the real estate industry if the company: (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. REIT and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. The portfolio will make equity investments in securities listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, or such other securities exchanges deemed appropriate by the portfolio’s adviser. The portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices to adjust market exposure based on expected cash inflows to or outflows from the portfolio. The portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns. The portfolio may lend its portfolio securities to generate additional income.

Main Risks: Company, concentration in the real estate industry, derivative instruments, market, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Emerging Markets Core Equity Portfolio

Investment Adviser: Dimensional Fund Advisors LP

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio purchases a broad and diverse group of securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the adviser’s Investment Committee (“Approved Markets”) with an increased exposure to securities of small cap issuers and securities that it considers to be value securities. In assessing value, the adviser may consider factors such as the issuer’s securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios. The criteria the adviser uses for assessing value are subject to change from time to time. In addition, the adviser may adjust the representation in the portfolio of an eligible company, or exclude a company, after considering profitability relative to other eligible companies. In assessing profitability, the adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. As a non-fundamental policy, under normal circumstances, the portfolio will invest at least 80% of its net assets in emerging markets investments that are defined by the adviser as Approved Market securities.

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The portfolio may gain exposure to companies in Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The portfolio may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The portfolio may lend its portfolio securities to generate additional income.

Main Risks: Company, currency, derivative instruments, foreign investments/developing and emerging markets, market, securities lending, other investment companies, small-capitalization company, and value investing.

Underlying Fund: International Core Equity Portfolio

Investment Adviser: Dimensional Fund Advisors LP

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio purchases a broad and diverse group of stocks of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the International Universe. For purposes of this portfolio, the adviser defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the adviser’s investment committee. The portfolio’s increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the portfolio’s assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. The portfolio intends to purchase stocks of companies associated with developed market countries that the adviser has designated as approved markets. As a non-fundamental policy, under normal circumstances, the portfolio will invest at least 80% of its net assets in equity securities. The percentage allocation of the assets of the portfolio to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. As of December 31, 2014, securities of the largest growth companies in the International Universe comprised approximately 14% of the International Universe and the adviser allocated approximately 5% of the portfolio to securities of the largest growth companies in the International Universe. The percentage by which the portfolio’s allocation to securities of the largest growth companies is reduced will change due to market movements and other factors. Additionally, the portfolio’s percentage allocation to all securities as compared to their representation in the International Universe may be modified after considering other factors the adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management and profitability, given market conditions. In assessing profitability, the adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The adviser determines company size on a country or region specific basis and based primarily on market capitalization. The portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The portfolio may also use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on expected cash inflows to or outflows from the portfolio. The portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns. The portfolio may lend its portfolio securities to generate additional income.

Main Risks: Company, currency, derivative instruments, foreign investments, market, securities lending, small-capitalization company, and value investing.

Underlying Fund: International Vector Equity Portfolio

Investment Adviser: Dimensional Fund Advisors LP

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio purchases a broad and diverse group of stocks of non-U.S. operating companies in developed markets, with a greater emphasis on small capitalization and value companies as compared to their representation in the International Universe. For purposes of this portfolio, the adviser defines International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized for investment by the adviser’s investment committee. The portfolio’s increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the portfolio’s assets to the largest growth companies relative to their weight in the International Universe or by avoiding purchases in that segment of the market, either of which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. The adviser determines company size on a country or region specific basis and based primarily on market capitalization. The adviser will also establish a minimum market capitalization that a company must meet in order to be considered for purchase, which minimum will change due to market conditions. The portfolio intends to purchase stocks of companies associated with developed markets countries that the adviser has designated as approved markets for investment. As a non-fundamental policy, under normal circumstances,

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the portfolio will invest at least 80% of its net assets in equity securities. The percentage allocation of the assets of the portfolio to securities of the largest growth companies will generally be reduced by between 5% and 50% of their percentage weight in the International Universe. For example, as of December 31, 2014, securities of the largest growth companies in the International Universe comprised approximately 14% of the International Universe and the adviser allocated approximately 1% of the portfolio to securities of the largest growth companies in the International Universe. The percentage by which the portfolio’s allocation to securities of the largest growth companies is reduced, as compared to their representation in the International Universe, will change from time to time, due to market movements and other factors. Additionally, the portfolio’s percentage allocation to all securities as compared to their representation in the International Universe may be modified after considering other factors the adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management and profitability, given market conditions. In assessing profitability, the adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The portfolio may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on expected cash inflows to or outflows from the portfolio. The portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns. The portfolio may lend its portfolio securities to generate additional income.

Main Risks: Company, currency, derivative instruments, foreign investments, market, other investment companies, securities lending, small-capitalization company, and value investing.

Underlying Fund: Large Cap International Portfolio

Investment Adviser: Dimensional Fund Advisors LP

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio purchases securities of large non-U.S. companies using an adjusted market capitalization weighted approach in each country or region designated by the adviser as an approved market for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the portfolio. However, the adviser may adjust the representation in the portfolio of an eligible company, or exclude a company, after considering valuation ratios (i.e., book to market value) and/or profitability relative to other eligible companies. In assessing profitability, the adviser may consider different factors, such as that of earnings or profits from operations relative to book value or assets. The adviser may also modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the adviser determines to be appropriate, given market conditions. The adviser also may limit or fix the portfolio’s exposure to a particular country or issuer. The portfolio intends to purchase securities of large non-U.S. companies associated with developed market countries that the adviser has designated as approved markets. As a non-fundamental policy, under normal circumstances, the portfolio will invest at least 80% of its net assets in securities of large cap companies in the particular markets in which the portfolio invests. The adviser determines the minimum market capitalization of a large company with respect to each country or region in which the portfolio invests. As of December 31, 2014, for the portfolio, the lowest minimum market capitalization of a large company in any country or region in which the portfolio invests was $1,394 million. This threshold will change due to market conditions. The portfolio may gain exposure to companies in an approved market by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The portfolio also may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on expected cash inflows to or outflows from the portfolio. The portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns. The portfolio may lend its portfolio securities to generate additional income.

Main Risks: Company, currency, derivative instruments, foreign investments, market, and securities lending.

Underlying Fund: U.S. Core Equity 1 Portfolio

Investment Adviser: Dimensional Fund Advisors LP

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe which the adviser generally defines as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the adviser (“U.S. Universe”). The portfolio’s increased exposure to small and value companies may be achieved by decreasing the allocation of the portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. As a non-fundamental policy, under normal circumstances, the portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the portfolio to securities of the largest U.S. growth

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companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. As of December 31, 2014, securities of the largest U.S. growth companies comprised 31% of the U.S. Universe and the adviser allocated approximately 24% of the portfolio to securities of the largest U.S. growth companies. The percentage of the portfolio’s allocation to securities of the largest U.S. growth companies will change due to market movements. Additionally, the portfolio’s percentage allocation to all securities as compared to their representation in the U.S. Universe may be modified after considering other factors the adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management and profitability, given market conditions. In assessing profitability, the adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The portfolio may also use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on expected cash inflows to or outflows from the portfolio. The portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns. The portfolio may lend its portfolio securities to generate additional income.

Main Risks: Company, derivative instruments, market, securities lending, small-capitalization company, and value investing.

Underlying Fund: U.S. Core Equity 2 Portfolio

Investment Adviser: Dimensional Fund Advisors LP

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. universe, which the adviser generally defines as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the adviser (“U.S. Universe”). The portfolio’s increased exposure to small and value companies may be achieved by decreasing the allocation of the portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. As a non-fundamental policy, under normal circumstances, the portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the U.S. Universe. As of December 31, 2014, securities of the largest U.S. growth companies comprised 31% of the U.S. Universe and the adviser allocated approximately 13% of the portfolio to securities of the largest U.S. growth companies. The percentage of the portfolio’s allocation to securities of the largest U.S. growth companies will change due to market movements. Additionally, the portfolio’s percentage allocation to all securities as compared to their representation in the U.S. Universe may be modified after considering other factors the adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management and profitability, given market conditions. In assessing profitability, the adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The portfolio may also use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on expected cash inflows to or outflows from the portfolio. The portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns. The portfolio may lend its portfolio securities to generate additional income.

Main Risks: Company, derivative instruments, market, securities lending, small-capitalization company, and value investing.

Underlying Fund: U.S. Large Company Portfolio

Investment Adviser: Dimensional Fund Advisors LP

Investment Objective: Approximate the total investment return of the S&P 500® Index (“Index”).

Main Investments: The portfolio generally invests in the stocks that comprise the Index in approximately the proportions they are represented in the Index. The Index is comprised of a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and as a group they represent approximately 75% of the total market capitalization of all publicly traded U.S. stocks. For the portfolio, the adviser considers the stocks that comprise the Index to be those of large companies. Under normal market conditions, at least 95% of the portfolio’s net assets will be invested in the stocks that comprise the Index. As a non-fundamental policy, under normal circumstances, the portfolio will invest at least 80% of its net assets in securities of large U.S. companies. Ordinarily, portfolio companies will not be sold except to reflect additions or deletions of the companies that comprise the Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the portfolio’s shares. Given the impact on prices of securities affected by the reconstitution of the Index around the time of a reconstitution date, the portfolio may purchase or sell securities that may be impacted by the reconstitution before or after the reconstitution date of the Index. In seeking to approximate the total investment return of the Index, the adviser may also adjust the representation of securities in

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the portfolio after considering such securities’ characteristics and other factors the adviser determines to be appropriate. The portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on expected cash inflows to or outflows from the portfolio. The portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns. The portfolio may lend its portfolio securities to generate additional income.

Main Risks: Company, derivative instruments, market, and securities lending.

Underlying Fund: U.S. Small Cap Portfolio

Investment Adviser: Dimensional Fund Advisors LP

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable common stocks of U.S. small cap companies. A company’s market capitalization is the number of its shares outstanding multiplied by its price per share. In general, the higher the relative market capitalization of the U.S. small cap company, the greater its target representation in the portfolio. The adviser may modify market capitalization weights and even exclude companies after considering such factors as free float momentum, trading strategies, liquidity management, profitability, and other factors that adviser determines appropriate, given market conditions. In assessing profitability, the adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. As a non-fundamental policy, under normal circumstances, the portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. As of the date of this prospectus, for purposes of the portfolio, the adviser considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, Nasdaq Global Market or such other securities exchanges deemed appropriate by DFA. Under DFA’s market capitalization guidelines described above, as of December 31, 2014, the market capitalization of a small cap company was $3,938 million, or below. This dollar amount will change due to market conditions. The portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on expected cash inflows to or outflows from the portfolio. The portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns. The portfolio may lend its portfolio securities to generate additional income.

Main Risks: Company, derivative instruments, liquidity, market, securities lending, and small-capitalization company.

Underlying Fund: U.S. Vector Equity Portfolio

Investment Adviser: Dimensional Fund Advisors LP

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio purchases a broad and diverse group of securities of U.S. operating companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. universe, which the adviser generally defines as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the adviser (“U.S. Universe”). The portfolio’s increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe or by avoiding purchases in that segment of the market, either of which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. As a non-fundamental policy, under normal circumstances, the portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the portfolio to securities of the largest U.S. growth companies as defined above will generally be reduced from between 5% and 50% of their percentage weight in the U.S. Universe. For example, as of December 31, 2014, securities of the largest U.S. growth companies comprised 31% of the U.S. Universe and the adviser allocated approximately 4% of the portfolio to securities of the largest U.S. growth companies. The percentage of the portfolio’s allocation to securities of the largest U.S. growth companies will change due to market movements and other factors. Additionally, the portfolio’s percentage allocation to all securities as compared to their representation in the U.S. Universe may be modified after considering other factors the adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management and profitability, given market conditions. In assessing profitability, the adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The portfolio also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on expected cash inflows to or outflows from the portfolio. The portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns. The portfolio may lend its portfolio securities to generate additional income.

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Main Risks: Company, derivative instruments, market, securities lending, small-capitalization company, and value investing.

Underlying Fund: VA International Small Portfolio

Investment Adviser: Dimensional Fund Advisors LP

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio, using a market capitalization weighted approach, purchases securities of (i) Japanese small companies; (ii) United Kingdom small companies; (iii) small companies organized under the laws of certain European countries; (iv) small companies associated with Australia, New Zealand and Pacific Rim Asian countries; and (v) Canadian small companies. The portfolio also may have some exposure to small cap equity securities associated with other countries or regions. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a small company within an eligible country, the greater its representation in the portfolio. The adviser may adjust market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, profitability, as well as other factors that the adviser determines appropriate, given market conditions. The adviser will determine the allocation of assets among the five segments and will periodically review and adjust such allocation, all in its sole discretion. As a non-fundamental policy, under normal circumstances, the portfolio will invest at least 80% of its net assets in securities of small companies. As of December 31, 2014, the highest maximum market capitalization of a small company in any country in which the portfolio invests was $5,218 million. In assessing profitability, the adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The portfolio also may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The portfolio may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on expected cash inflows to or outflows from the portfolio. The portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns. The portfolio may lend its portfolio securities to generate additional income.

Main Risks: Company, currency, derivative instruments, foreign investments, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: VA International Value Portfolio

Investment Adviser: Dimensional Fund Advisors LP

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the adviser determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the portfolio. The adviser may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, profitability, as well as other factors that the adviser determines appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, the adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The portfolio intends to purchase securities of large companies associated with developed market countries that the adviser has designated as approved markets. The adviser determines the minimum market capitalization of a large company with respect to each country or region in which the portfolio invests. As of December 31, 2014, for the portfolio, the lowest minimum market capitalization of a large company in any country or region in which the portfolio invests was $1,394 million. This threshold will change due to market conditions. The portfolio also may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The portfolio may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on expected cash inflows to or outflows from the portfolio. The portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns. The portfolio may lend its portfolio securities to generate additional income.

Main Risks: Company, currency, derivative instruments, foreign investments, market, other investment companies, securities lending, and value investing.

Underlying Fund: VA U.S. Large Value Portfolio

Investment Adviser: Dimensional Fund Advisors LP

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that the adviser determines to be value stocks. A company’s market capitalization is the number of its shares outstanding multiplied by its price per share. In general, the higher the relative market

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capitalization of the U.S. large-cap company, the greater its representation in the portfolio. The adviser may adjust market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, profitability, as well as other factors that the adviser determines appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, the adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. As a non-fundamental policy, under normal circumstances, the portfolio will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the portfolio, the adviser considers large-cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the adviser. Under the adviser’s market capitalization guidelines described above, as of December 31, 2014, the market capitalization of a large cap company was $3,938 million, or above. This dollar amount will change due to market conditions. The portfolio also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on expected cash inflows to or outflows from the portfolio. The portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns. The portfolio may lend its portfolio securities to generate additional income.

Main Risks: Company, derivative instruments, market, securities lending, and value investing.

Underlying Fund: VA U.S. Targeted Value Portfolio

Investment Adviser: Dimensional Fund Advisors LP

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of the readily marketable securities of U.S. small- and mid-cap companies that the adviser determines to be value stocks. A company’s market capitalization is the number of its shares outstanding multiplied by its price per share. In general, the higher the relative market capitalization of the eligible company, the greater its target representation in the portfolio. The adviser may adjust market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, profitability, as well as other factors that the adviser determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, the adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. As a non-fundamental policy, under normal circumstances, the portfolio will invest at least 80% of its net assets in securities of U.S. companies. The adviser considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. As of December 31, 2014, companies smaller than the 500th largest U.S. company fall in the lowest 17% of total U.S. market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by DFA. As of December 31, 2014, the market capitalization of a company smaller than the 500th largest U.S. company was $8,020 million, or below. This dollar amount will change due to market conditions. The portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on expected cash inflows to or outflows from the portfolio. The portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns. The portfolio may lend its portfolio securities to generate additional income.

Main Risks: Company, derivative instruments, market, mid-capitalization company, securities lending, small-capitalization company, and value investing.

42

Appendix D: Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of May 7, 2015:

VY® DFA World Equity Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

Voya Global Value Advantage Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on May 7, 2015.

43

PART B

Voya Variable Portfolios, Inc.

Statement of Additional Information

June 19, 2015

Acquisition of the Assets and Liabilities of: VY® DFA World Equity Portfolio (A Series of Voya Investors Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: Voya Global Value Advantage Portfolio (A Series of Voya Variable Portfolios, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

This Statement of Additional Information of Voya Global Value Advantage Portfolio (“SAI”) is available to the shareholders of VY® DFA World Equity Portfolio (“DFA Portfolio”), a series of Voya Investors Trust, in connection with a proposed transaction whereby all of the assets and liabilities of DFA Portfolio will be transferred to Voya Global Value Advantage Portfolio (“GVA Portfolio,” together with DFA Portfolio, the “Portfolios,” each a “Portfolio”), a series of Voya Variable Portfolios, Inc., in exchange for shares of GVA Portfolio.

On the close of business March 6, 2015, Voya International Value Portfolio (“IVP”) and Voya Global Resources Portfolio (“GRP”) were each reorganized with and into GVA Portfolio.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for GVA Portfolio; (iii) the accompanying pro forma financial statements; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for DFA Portfolio, dated May 1, 2015, as filed on April 28, 2015 (File No: 811-05629) and the SAI for GVA Portfolio dated May 1, 2015, as filed on April 28, 2015 (File No: 811-07651).
2.	The Financial Statements of DFA Portfolio included in the Annual Report dated December 31, 2014, as filed on March 6, 2015 (File No: 811-05629); the Financial Statements of IVP included in the Annual Report dated December 31, 2014, as filed on March 6, 2015 (File No. 811-08220); the Financial Statements of GRP included in the Annual Report dated December 31, 2014, as filed on March 6, 2015 (File No. 811-05629); and the Financial Statements of GVA Portfolio included in the Annual Report dated December 31, 2015, as filed on March 6, 2015 (File No. 811-07651).

 This SAI is not a prospectus.  A Proxy Statement/Prospectus dated June 19, 2015, relating to the Reorganization of DFA Portfolio may be obtained, without charge, by writing to the Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066.  This SAI should be read in conjunction with the Proxy Statement/Prospectus. All capitalized terms not otherwise defined herein shall have the meaning ascribed to them in the Proxy Statement/Prospectus.

1

Voya Global Value Advantage Portfolio

Set forth below is an excerpt from GVA Portfolio’s annual report dated December 31, 2014.

*           *           *           *

Market Perspective: Year Ended December 31, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however and the Index endured an early slump and wide swings late in 2014 before ending up 9.81% for the year. (The Index returned 4.94% for the one year ended December 31, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

With the improvement in the season came a pick-up in U.S. economic data. Employment reports were looking better and the unemployment rate fell below 6%. The December bulletin marked the eighth consecutive month in which more than 200,000 jobs were created. National purchasing managers’ activity indices signaled healthy expansion. While the housing market was cooling, the annualized rate of existing home sales exceeded 5 million for five straight months. Consumer confidence touched seven-year high levels. Growth in gross domestic product (“GDP”) was –2.1% (annualized) in the first quarter but bounced back to 5.0% in the third.

Yet concerns remained about the sustainability of the recovery in the U.S. and worldwide. The improving U.S. employment situation was accompanied by labor force participation rates at or near the lowest since 1978. Wage growth was sluggish near 2% annually. The Fed’s monthly Treasury and mortgage-backed securities purchases ended in October.

Outside of the U.S., growth in China was decelerating, which also weighed on global commodity supplying countries. Japan re-entered recession in the third quarter after an April rise in consumption tax. But it was the euro zone that was the most problematic. Growth almost ground to a halt in the second and third quarters. Unemployment seemed stuck at 11.5%, while deflation was perilously close. Markets became increasingly skeptical that the European Central Bank (“ECB”) could attempt U.S., UK and Japan-style quantitative easing with Germany unequivocally opposed. Oil prices had been steadily falling since late June and would halve by year-end. Increased shale oil production notwithstanding, was this also a signal that global economic activity was weaker than anyone had imagined?

Securities prices mirrored investors’ mood swings in the last few months. The Index actually reached a new peak on September 19, but by October 16 fell 8.2%. From there the Index rebounded 12% to December 5, fell 5% to December 16 then rose 4% to end the year 1.3% below its all-time high.

In U.S. fixed income markets, the Barclays Long-Term U.S. Treasury sub-index returned a remarkable 25.07% in 2014; the Barclays Short-Term U.S. Treasury sub-index just 0.09% as the Treasury yield curve flattened. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.97%, while the Barclays U.S. Corporate Investment Grade Bond sub-index gained 7.46%. Both outperformed the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate), which gained only 2.46%, perhaps reflecting growing disillusionment with the risk/reward profile of high yield bonds after strong returns in recent years.

U.S. equities, represented by the S&P 500® Index including dividends, returned 13.69% in the fiscal year, about 1.5% below its all-time high. The utilities sector was the top performer, returning 28.98%; not surprisingly, the only loser was energy, which dropped 7.78% as oil prices sagged. Record operating earnings per share for S&P 500® companies in the second and third quarters were supported by low interest rates, slow wage growth and historically high share buy-back volumes. Operating margins breached 10% for the first time.

In currencies, the dollar advanced against most other currencies over the year. The dollar surged 13.60% against the euro, on the U.S.’s much better growth and interest rate increase prospects, and 13.74% against the yen, on the likelihood of further monetary easing in Japan and an announced partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). The dollar gained less, 6.29%, on the pound. The UK had a better growth story than the euro zone, which however is the destination for about 40% of the UK’s exports.

In international markets, the MSCI Japan® Index rose 9.48% in 2014, boosted in the case of Japan’s large exporters by the falling yen and in general by the GPIF’s announcement described above. The MSCI Europe ex UK® Index added 6.63%. The poor economic data referred to above and the lingering conflict in Ukraine dampened markets, which were spasmodically supported

2

by the possibility of quantitative easing. The strong health care sector contributed about one third of the total. Despite superior economic results, the MSCI UK® Index was much weaker, edging up 0.50%. UK stock indices are not particularly representative of the UK economy: the largest 14 names account for half of the index and comprise mostly global banking, energy, pharmaceuticals and materials companies. As a group, they held back returns by about 1.80%.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays Short-Term U.S. Treasury Index	A market capitalization-weighted index that is composed of fixed-rate, non-convertible U.S. Treasury securities that have a remaining maturity of between one and 12 months and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI All Country World IndexSM	A free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets.
MSCI EAFE® Index	An unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Russell 2000® Index	An unmanaged index that measures the performance of securities of small U.S. companies.
Russell 3000® Index	An unmanaged index that measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large- capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Risk Growth Index	Seeks to provide increased exposure to equities, while also using some fixed-income exposure to dampen risk.

3

Portfolio Managers’ Report

Voya Global Value Advantage Portfolio (the “Portfolio”) seeks long-term growth of capital and current income. The Portfolio is managed by Vincent Costa, CFA, Christopher Corapi, Martin Jansen, James Ying, CFA, and David Rabinowitz, Portfolio Managers of Voya Investment Management Co. LLC (“Voya IM”) — the Sub-Adviser.

Performance: For the year ended December 31, 2014, the Portfolio’s Class S shares provided a total return of 4.87% compared to the MSCI All Country World IndexSM (“MSCI ACW Index”), which returned 4.16% for the same period.

Portfolio Specifics: The Portfolio’s outperformance was primarily driven by security selection. From a regional perspective, security selection was generally favorable, except for a small loss in the Asia Pacific ex-Japan region. Strong security selection within consumer discretionary and telecommunications services added value, particularly overweights in Brinker International, Inc., Home Depot, Inc., Orange SA and Spark New Zealand Limited. Conversely, security selection was the weakest in financials and health care. Within financials, overweight positions in Agile Property Holdings Limited and Mizuho Financial Group, Inc. detracted the most from performance. Within health care, overweight positions in Amgen, Inc. and Allergan, Inc. also detracted from performance.

Current Strategy and Outlook: Looking ahead, we believe the related effects of collapsing oil prices will vary across industries, regions and asset classes. We believe the United States will maintain a modest pace of growth while global central banks will aggressively fight to improve their own near-term outlooks. In our view, the end of quantitative easing confirms the strength of the U.S. economy, but the uncertain start of interest rate hikes will increase market volatility. The teetering euro zone economy suggests the European Central Bank may ease interest rates further in the first half of 2015.

Sector Diversification as of December 31, 2014 (as a percentage of net assets)
Financials	19.2%
Consumer Discretionary	14.4%
Information Technology	12.1%
Health Care	12.0%
Industrials	11.7%
Consumer Staples	9.8%
Energy	6.3%
Telecommunication Services	5.0%
Materials	4.6%
Utilities	3.1%
Assets in Excess of Other Liabilities*	1.8%
Net Assets	100%

* Includes short-term investments
Portfolio holdings are subject to change daily.

Top Ten Holdings as of December 31, 2014* (as a percentage of net assets)
Microsoft Corp.	3.1%
Apple, Inc.	3.0%
Novartis AG	2.2%
Toyota Motor Corp.	2.2%
Roche Holding AG – Genusschein	1.9%
Total S.A.	1.9%
Nike, Inc.	1.9%
Cisco Systems, Inc.	1.9%
Wells Fargo & Co.	1.8%
Brinker International, Inc.	1.7%

* Excludes short-term investments
Portfolio holdings are subject to change daily.

4

PRO FORMA FINANCIAL STATEMENTS

 In connection with a proposed transaction whereby all of the assets and liabilities of DFA Portfolio will be transferred to GVA Portfolio, in exchange for shares of GVA Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combination of DFA Portfolio and GVA Portfolio, assuming the Reorganization is consummated, as of December 31, 2014. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combination of DFA Portfolio and GVA Portfolio.  The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combination of DFA Portfolio and GVA Portfolio.  The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combination of DFA Portfolio and GVA Portfolio.  The tables in this section are followed by the Notes to the DFA Portfolio and GVA Portfolio Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2014 (Unaudited)
		DFA Portfolio	GVA Portfolio	Pro Forma Adjustments		GVA Portfolio Pro Forma Combined
	ASSETS:
	Investments in securities at fair value*	$–	$166,704,087	$182,515,979	(A)	$349,220,066
	Investments in unaffiliated underlying funds at fair value**	182,515,979	-	(182,515,979)	(A)	-
	Short-term investments at fair value***	323,031	4,257,000	-		4,580,031
	Total Investments at fair value	$182,839,010	$170,961,087	$-		$353,800,097
	Cash	-	334	15,843	(A)	16,177
	Foreign currencies at value****	-	95,864	-		95,864
	Receivables:
	Fund shares sold	963,899	205,692	-		1,169,591
	Dividends	14	294,785	-		294,799
	Foreign tax reclaims	373	248,849	-		249,222
	Prepaid expenses	1,468	1,394	-		2,862
	Reimbursement due from manager	15,843	-	254,357	(A)(E)	270,200
	Other assets	2,717	8,932	-		11,649
	Total assets	183,823,324	171,816,937	270,200		355,910,461

	LIABILITIES:
	Payable for investment securities purchased	-	1,876,751	-		1,876,751
	Payable for investment management fees	39,084	66,988	30,197	(B)	136,269
	Payable to administrative fees	15,634	14,563	(30,197)	(B)	-
	Payable for distribution and shareholder service fees	39,897	36,670	-		76,567
	Payable for directors fees	-	888	962	(A)	1,850
	Payable to directors under the deferred compensation plan	-	8,932	2,717	(A)	11,649
	Payable to trustees under the deferred compensation plan	2,717	-	(2,717)	(A)	-
	Payable for trustee fees	962	-	(962)	(A)	-
	Other accrued expenses and liabilities	29,457	51,855	270,200	(E)	351,512
	Total liabilities	127,751	2,056,647	270,200		2,454,598
	NET ASSETS	$183,695,573	$169,760,290	$-		$353,455,863

	NET ASSETS WERE COMPRISED OF:
	Paid-in capital	$167,742,003	$175,749,229	$-		$343,491,232
	Undistributed net investment income	3,573,760	3,983,197	-		7,556,957
	Accumulated net realized loss	(24,144,729)	(22,896,733)	(8,740,954)	(A)	(55,782,416)
	Net unrealized appreciation	36,524,539	12,924,597	8,740,954	(A)	58,190,090
	NET ASSETS	$183,695,573	$169,760,290	$-		$353,455,863

*	Cost of investments in securities	$–	$153,744,966	$145,991,382	(A)	$299,736,348
**	Cost of investments in unaffiliated underlying funds	$145,991,382	$–	$(145,991,382)	(A)	$-
***	Cost of short-term investments	$323,031	$4,257,000	$-		$4,580,031
****	Cost of foreign currencies	$–	$106,320	$-		$106,320

5

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2014 (Unaudited)
	DFA Portfolio	GVA Portfolio	Pro Forma Adjustments		GVA Portfolio Pro Forma Combined
Class ADV
Net Assets	$5,376,285	$1,278,591	$-		$6,654,876
Shares authorized	unlimited	100,000,000			100,000,000
Par value	$0.001	$0.001	$-		$0.001
Shares outstanding	509,769	140,405	80,383	(C)	730,557
Net asset value and redemption price per share	$10.55	$9.11	$-		$9.11

Class I
Net Assets	$3,619,036	n/a(D)	$-		$3,619,036
Shares authorized	unlimited	n/a(D)			100,000,000
Par value	$0.001	n/a(D)	$-		$0.001
Shares outstanding	334,379	n/a(D)	-		334,379
Net asset value and redemption price per share	$10.82	n/a(D)	$-		$10.82

Class S
Net Assets	$174,700,252	$168,481,699	$-		$343,181,951
Shares authorized	unlimited	100,000,000			100,000,000
Par value	$0.001	$0.001	$-		$0.001
Shares outstanding	16,182,358	18,308,728	2,806,800	(C)	37,297,886
Net asset value and redemption price per share	$10.80	$9.20	$-		$9.20

(A)	Reflects adjustments related to portfolio consolidation.
(B)	Effective May 1, 2015, the Board approved a new Management Agreement that combines the former Management Agreement and Administrative Agreement under one combined Management Agreement with a single management fee. This single management fee does not exceed the former combined investment management and administrative services fee rates for the Portfolio and there is no change to the investment management or administrative services provided to the Portfolio.
(C)	Reflects new shares issued, net of retired shares of VY® DFA World Equity Portfolio. (Calculation: Net Assets ÷ NAV per share).
(D)	As of December 31, 2014 Class I has not commenced operations.
(E)	Reflects adjustment for estimated one time merger and transition expenses (See Note 4 in the Notes to Unaudited Pro Forma Financial Statements).
See the Accompanying Notes to the Unaudited DFA Portfolio and GVA Portfolio Pro Forma Financial Statements

6

STATEMENTS OF OPERATIONS for the year ended December 31, 2014 (Unaudited)
	DFA Portfolio	GVA Portfolio	Pro Forma Adjustments		GVA Portfolio Pro Forma Combined
INVESTMENT INCOME:
Dividends from unaffiliated underlying funds	$4,545,619	$-	$(4,545,619)	(A)	$-
Dividends, net of foreign taxes withheld*	–	5,537,907	4,545,765	(A)	10,083,672
Dividends	146	–	(146)	(A)	-
Securities lending income, net	-	68,325	-		68,325
Total investment income	4,545,765	5,606,232	-		10,151,997

EXPENSES:
Investment management fees	481,158	817,030	774,256	(B)(C)	2,072,444
Distribution and shareholder service fees:
Class ADV	37,562	6,513	(12,522)	(A)	31,553
Class S	460,265	440,782	-		901,047
Transfer agent fees	182	160	(9)	(A)	333
Administrative service fees	192,462	177,614	(370,076)	(B)(C)	-
Shareholder reporting expense	7,668	9,480	2,604	(A)	19,752
Professional fees	22,999	41,745	3,732	(A)	68,476
Custody and accounting expense	13,515	47,960	38,454	(A)	99,929
Trustee fees	5,774	-	(5,774)	(A)	-
Directors fees	-	5,328	5,773	(A)	11,101
Miscellaneous expense	8,541	9,199	1,427	(A)	19,167
Interest expense	172	287	139	(A)	598
Total expenses	1,230,298	1,556,098	438,004		3,224,400
Net waived and reimbursed fees	(199,514)	–	165,097		(34,417)
Net expenses	1,030,784	1,556,098	603,101		3,189,983
Net investment income	3,514,981	4,050,134	(603,101)		6,962,014

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	-	11,200,725	(999,417)	(A)	10,201,308
Capital gain distributions from unaffiliated underlying funds	1,356,765	-	(1,356,765)	(A)	-
Sale of unaffiliated underlying funds	6,384,772	-	(6,384,772)	(A)	-
Foreign currency related transactions	-	(47,293)	-		(47,293)
Futures	-	112,953	-		112,953
Net realized gain	7,741,537	11,266,385	(8,740,954)		10,266,968
Net change in unrealized appreciation (depreciation) on:
Investments	-	(6,753,477)	-		(6,753,477)
Unaffiliated underlying funds	(8,740,954)	-	8,740,954	(A)	-
Foreign currency related transactions	(51)	(41,905)	-		(41,956)
Futures	-	(10,202)	-		(10,202)
Net change in unrealized appreciation (depreciation)	(8,741,005)	(6,805,584)	8,740,954		(6,805,635)
Net realized and unrealized gain (loss)	(999,468)	4,460,801	-		3,461,333
Increase in net assets resulting
from operations	$2,515,513	$8,510,935	$(603,101)		$10,423,347

7

STATEMENTS OF OPERATIONS for the year ended December 31, 2014 (Unaudited)
DFA Portfolio	GVA Portfolio	Pro Forma Adjustments	GVA Portfolio Pro Forma Combined
*Foreign taxes withheld	$–	$306,788	$-	$306,788

(A)	Reflects adjustments related to portfolio consolidation.
(B)	Reflects adjustment in expenses due to effects of new contractual rates.
(C)	Effective May 1, 2015, the Board approved a new Management Agreement that combines the former Management Agreement and Administrative Agreement under one combined Management Agreement with a single management fee. This single management fee does not exceed the former combined investment management and administrative services fee rates for the Portfolio and there is no change to the investment management or administrative services provided to the Portfolio.
See the Accompanying Notes to the Unaudited DFA Portfolio and GVA Portfolio Pro Forma Financial Statements

8

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)
DFA Portfolio	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined				DFA Portfolio	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined
Shares	Shares	Shares		Shares				Value	Value	Value		Value

COMMON STOCK:						97.4%
					Consumer Discretionary:		14.4%
-	13,663	14,959	(A)	28,622	Bayerische Motoren Werke AG			$-	$1,474,491	$1,614,349	(A)	$3,088,840
-	50,009	54,752	(A)	104,761	Brinker International, Inc.			-	2,935,028	3,213,416	(A)	6,148,444
-	23,200	25,401	(A)	48,601	Home Depot, Inc.			-	2,435,304	2,666,293	(A)	5,101,597
-	40,098	43,901	(A)	83,999	Macy's, Inc.			-	2,636,444	2,886,511	(A)	5,522,955
-	33,300	36,459	(A)	69,759	Nike, Inc.			-	3,201,795	3,505,485	(A)	6,707,280
-	66,016	72,278	(A)	138,294	Reed Elsevier NV			-	1,576,506	1,726,038	(A)	3,302,544
-	21,939	24,020	(A)	45,959	Renault S.A.			-	1,597,960	1,749,527	(A)	3,347,487
-	30,800	33,721	(A)	64,521	Starbucks Corp.			-	2,527,140	2,766,839	(A)	5,293,979
-	58,500	64,049	(A)	122,549	Toyota Motor Corp.			-	3,645,568	3,991,350	(A)	7,636,918
-	24,800	27,152	(A)	51,952	Walt Disney Co.			-	2,335,912	2,557,473	(A)	4,893,385
								-	24,366,148	26,677,281		51,043,429

					Consumer Staples:		9.9%
-	36,100	39,524	(A)	75,624	Altria Group, Inc.			-	1,778,647	1,947,352	(A)	3,725,999
-	21,161	23,168	(A)	44,329	Casino Guichard Perrachon S.A.			-	1,946,065	2,130,649	(A)	4,076,714
-	67,100	73,464	(A)	140,564	ConAgra Foods, Inc.			-	2,434,388	2,665,290	(A)	5,099,678
-	15,500	16,970	(A)	32,470	CVS Caremark Corp.			-	1,492,805	1,634,398	(A)	3,127,203
-	82,600	90,435	(A)	173,035	Japan Tobacco, Inc.			-	2,273,382	2,489,012	(A)	4,762,394
-	39,810	43,586	(A)	83,396	Kraft Foods Group, Inc.			-	2,494,495	2,731,098	(A)	5,225,593
-	12,092	13,239	(A)	25,331	KT&G Corp.			-	839,588	919,223	(A)	1,758,811
-	25,000	27,371	(A)	52,371	Procter & Gamble Co.			-	2,277,250	2,493,247	(A)	4,770,497
-	81,274	88,983	(A)	170,257	Spar Group Ltd./The			-	1,128,541	1,235,583	(A)	2,364,124
								-	16,665,161	18,245,852		34,911,013

					Energy:		6.3%
-	22,100	24,196	(A)	46,296	Hess Corp.			-	1,631,422	1,786,162	(A)	3,417,584
-	32,000	35,035	(A)	67,035	Occidental Petroleum Corp.			-	2,579,520	2,824,188	(A)	5,403,708
-	34,500	37,772	(A)	72,272	Royal Dutch Shell PLC - Class A			-	2,309,775	2,528,857	(A)	4,838,632
-	24,541	26,869	(A)	51,410	Sasol Ltd.			-	915,941	1,002,818	(A)	1,918,759
-	64,368	70,473	(A)	134,841	Total S.A.			-	3,297,711	3,610,499	(A)	6,908,210
								-	10,734,369	11,752,524		22,486,893

					Financials:		18.6%
-	71,002	77,737	(A)	148,739	Admiral Group PLC			-	1,456,616	1,594,776	(A)	3,051,392
-	2,583,000	2,827,998	(A)	5,410,998	Bank of China Ltd.			-	1,449,759	1,587,269	(A)	3,037,028
-	42,500	46,531	(A)	89,031	Blackstone Group LP			-	1,437,775	1,574,148	(A)	3,011,923
-	1,794,000	1,964,162	(A)	3,758,162	China Construction Bank			-	1,465,308	1,604,293	(A)	3,069,601
-	15,100	16,532	(A)	31,632	Extra Space Storage, Inc.			-	885,464	969,450	(A)	1,854,914
-	31,410	34,389	(A)	65,799	Hyundai Marine & Fire Insurance Co., Ltd.			-	743,155	813,643	(A)	1,556,798
-	621,538	680,491	(A)	1,302,029	Intesa Sanpaolo S.p.A.			-	1,803,026	1,974,043	(A)	3,777,069
-	46,237	50,623	(A)	96,860	JPMorgan Chase & Co.			-	2,893,511	3,167,961	(A)	6,061,472
-	513,623	562,340	(A)	1,075,963	Legal & General Group PLC			-	1,983,179	2,171,284	(A)	4,154,463
-	46,669	51,096	(A)	97,765	Macquarie Group Ltd.			-	2,200,763	2,409,505	(A)	4,610,268
-	1,154,300	1,263,786	(A)	2,418,086	Mizuho Financial Group, Inc.			-	1,934,957	2,118,488	(A)	4,053,445

9

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)
DFA Portfolio	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined			DFA Portfolio	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined
-	139,949	153,223	(A)	293,172	Nordea Bank AB		-	1,620,020	1,773,679	(A)	3,393,699
-	31,300	34,269	(A)	65,569	Prudential Financial, Inc.		-	2,831,398	3,099,956	(A)	5,931,354
-	40,455	44,292	(A)	84,747	Starwood Property Trust, Inc.		-	940,174	1,029,350	(A)	1,969,524
-	8,219	8,999	(A)	17,218	Swiss Life Holding		-	1,942,575	2,126,828	(A)	4,069,403
-	99,000	108,390	(A)	207,390	United Overseas Bank Ltd.		-	1,826,951	2,000,237	(A)	3,827,188
-	12,600	13,795	(A)	26,395	Ventas, Inc.		-	903,420	989,109	(A)	1,892,529
-	54,800	59,998	(A)	114,798	Wells Fargo & Co.		-	3,004,136	3,289,078	(A)	6,293,214
							-	31,322,187	34,293,097		65,615,284

					Health Care:	12.1%
-	19,400	21,240	(A)	40,640	Cardinal Health, Inc.		-	1,566,162	1,714,713	(A)	3,280,875
-	30,500	33,393	(A)	63,893	Medtronic, Inc.		-	2,202,100	2,410,969	(A)	4,613,069
-	47,800	52,334	(A)	100,134	Merck & Co., Inc.		-	2,714,562	2,972,038	(A)	5,686,600
-	39,913	43,699	(A)	83,612	Novartis AG		-	3,701,670	4,052,774	(A)	7,754,444
-	92,400	101,164	(A)	193,564	Pfizer, Inc.		-	2,878,260	3,151,263	(A)	6,029,523
-	12,183	13,339	(A)	25,522	Roche Holding AG - Genusschein		-	3,300,889	3,613,979	(A)	6,914,868
-	63,900	69,961	(A)	133,861	Shionogi & Co., Ltd.		-	1,650,911	1,807,500	(A)	3,458,411
-	23,200	25,401	(A)	48,601	UnitedHealth Group, Inc.		-	2,345,288	2,567,739	(A)	4,913,027
							-	20,359,842	22,290,975		42,650,817

					Industrials:	11.7%
-	17,100	18,722	(A)	35,822	Boeing Co.		-	2,222,658	2,433,477	(A)	4,656,135
-	1,565,500	1,713,988	(A)	3,279,488	China Railway Construction Corp. Ltd.		-	1,987,717	2,176,252	(A)	4,163,969
-	59,200	64,815	(A)	124,015	KAR Auction Services, Inc.		-	2,051,280	2,245,844	(A)	4,297,124
-	58,558	64,112	(A)	122,670	Koninklijke Philips NV		-	1,697,367	1,858,362	(A)	3,555,729
-	102,800	112,551	(A)	215,351	LIXIL Group Corp.		-	2,163,503	2,368,711	(A)	4,532,214
-	155,200	169,921	(A)	325,121	Mitsubishi Corp.		-	2,840,180	3,109,571	(A)	5,949,751
-	21,176	23,185	(A)	44,361	Siemens AG		-	2,376,035	2,601,402	(A)	4,977,437
-	18,800	20,583	(A)	39,383	Union Pacific Corp.		-	2,239,644	2,452,074	(A)	4,691,718
-	19,500	21,350	(A)	40,850	United Technologies Corp.		-	2,242,500	2,455,201	(A)	4,697,701
							-	19,820,884	21,700,894		41,521,778

					Information Technology:	12.1%
-	46,638	51,062	(A)	97,700	Apple, Inc.		-	5,147,902	5,636,181	(A)	10,784,083
-	114,000	124,813	(A)	238,813	Cisco Systems, Inc.		-	3,170,910	3,471,671	(A)	6,642,581
-	72,000	78,829	(A)	150,829	MediaTek, Inc.		-	1,046,695	1,145,974	(A)	2,192,669
-	56,100	61,421	(A)	117,521	Microchip Technology, Inc.		-	2,530,671	2,770,705	(A)	5,301,376
-	111,600	122,185	(A)	233,785	Microsoft Corp.		-	5,183,820	5,675,506	(A)	10,859,326
-	41,400	45,327	(A)	86,727	Oracle Corp.		-	1,861,758	2,038,346	(A)	3,900,104
-	68,100	74,559	(A)	142,659	Taiwan Semiconductor Manufacturing Co., Ltd.		-	1,524,078	1,668,637	(A)	3,192,715
							-	20,465,834	22,407,020		42,872,854

					Materials:	4.6%
-	23,808	26,066	(A)	49,874	BASF AG		-	1,997,042	2,186,462	(A)	4,183,504
-	36,500	39,962	(A)	76,462	International Paper Co.		-	1,955,670	2,141,165	(A)	4,096,835
-	42,208	46,211	(A)	88,419	Koninklijke DSM NV		-	2,574,399	2,818,581	(A)	5,392,980
-	61,900	67,771	(A)	129,671	Steel Dynamics, Inc.		-	1,221,906	1,337,804	(A)	2,559,710
							-	7,749,017	8,484,012		16,233,029

10

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)
DFA Portfolio	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined				DFA Portfolio	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined
					Telecommunication Services:		5.1%
-	48,600	53,210	(A)	101,810	CenturyTel, Inc.			-	1,923,588	2,106,040	(A)	4,029,628
-	159,000	174,081	(A)	333,081	China Mobile Ltd.			-	1,862,327	2,038,969	(A)	3,901,296
-	68,693	75,209	(A)	143,902	MTN Group Ltd.			-	1,306,715	1,430,657	(A)	2,737,372
-	666,851	730,102	(A)	1,396,953	Spark New Zealand Ltd.			-	1,616,554	1,769,884	(A)	3,386,438
-	90,722	99,327	(A)	190,049	Telenor ASA			-	1,835,180	2,009,247	(A)	3,844,427
								-	8,544,364	9,354,797		17,899,161

					Utilities:		2.6%
-	53,200	58,246	(A)	111,446	Southern Co.			-	2,612,652	2,860,462	(A)	5,473,114
-	97,674	106,938	(A)	204,612	Suez Environnement S.A.			-	1,701,800	1,863,216	(A)	3,565,016
								-	4,314,452	4,723,678		9,038,130

								-	164,342,258	179,930,130		344,272,388

MUTUAL FUNDS:						0.0%
					Mutual Funds:		0.0%
841,348	-	(841,348)	(A)	-	DFA Emerging Markets Core Equity Portfolio			15,918,297	-	(15,918,297)	(A)	-
1,056,929	-	(1,056,929)	(A)	-	DFA International Real Estate Securities Portfolio			5,538,310	-	(5,538,310)	(A)	-
1,521,130	-	(1,521,130)	(A)	-	DFA International Vector Equity Portfolio			16,352,149	-	(16,352,149)	(A)	-
1,999,882	-	(1,999,882)	(A)	-	DFA Large Cap International Portfolio			41,437,559	-	(41,437,559)	(A)	-
1,337,986	-	(1,337,986)	(A)	-	DFA U.S. Core Equity 1 Portfolio			23,976,708	-	(23,976,708)	(A)	-
1,806,938	-	(1,806,938)	(A)	-	DFA U.S. Large Company Portfolio			29,308,536	-	(29,308,536)	(A)	-
303,323	-	(303,323)	(A)	-	DFA U.S. Small Cap Portfolio			9,448,514	-	(9,448,514)	(A)	-
824,832	-	(824,832)	(A)	-	VA International Small Portfolio			9,122,641	-	(9,122,641)	(A)	-
1,074,699	-	(1,074,699)	(A)	-	VA International Value Portfolio			12,606,220	-	(12,606,220)	(A)	-
407,386	-	(407,386)	(A)	-	VA U.S. Large Value Portfolio			9,357,647	-	(9,357,647)	(A)	-
517,775	-	(517,775)	(A)	-	VA U.S. Targeted Value Portfolio			9,449,398	-	(9,449,398)	(A)	-
								182,515,979	-	(182,515,979)		-

								182,515,979	-	(182,515,979)		-

PREFERRED STOCK:						1.4%
					Financials:		0.8%
-	99,760	109,222	(A)	208,982	Itau Unibanco Holding S.A.			-	1,298,509	1,421,673	(A)	2,720,182

11

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)
DFA Portfolio	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined					DFA Portfolio	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined
						Utilities:		0.6%
-	215,108	235,511	(A)	450,619		Cia Energetica de Minas Gerais			-	1,063,320	1,164,176	(A)	2,227,496

									-	2,361,829	2,585,849		4,947,678

						Total Long-Term Investments
						(Cost $145,991,382, $153,744,966 and $299,736,348 Pro Forma Combined)			182,515,979	166,704,087	-		349,220,066

SHORT-TERM INVESTMENTS:							1.3%
						Mutual Funds:		1.3%
323,031	4,257,000	-		4,580,031		BlackRock Liquidity Funds, TempFund, Institutional Class 0.030%††			323,031	4,257,000	-		4,580,031

						Total Short-Term Investments
						(Cost $323,031, $4,257,000 and $4,580,031 Pro Forma Combined)			323,031	4,257,000	-		4,580,031

						Total Investments in Securities
						(Cost $146,314,413, $158,001,966, $304,316,379 Pro Forma Combined)*	100.1%		$182,839,010	$170,961,087	$-		$353,800,097
						Other Assets and Liabilities - Net	(0.1)		856,563	(1,200,797)	-		(344,234)
						Net Assets	100.0%		$183,695,573	$169,760,290	$-		$353,455,863

					††	Rate shown is the 7-day yield as of December 31, 2014.
					ADR	American Depositary Receipt
					(A)	Reflects adjustments related to portfolio transitioning

					*	Cost for federal income tax purposes is:			$146,970,449	$158,007,532	$-		$304,977,981
						Net unrealized appreciation consists of:
						Gross Unrealized Appreciation			$37,342,954	$18,812,660	$-		$56,155,614
						Gross Unrealized Depreciation			(1,474,393)	(5,859,105)	-		(7,333,498)
						Net Unrealized Appreciation			$35,868,561	$12,953,555	$-		$48,822,116

12

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of December 31,2014 in valuing the assets and liabilities:
	DFA Portfolio	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined
Asset Table
Investments, at value
Level 1 - Quoted Prices	$182,839,010	$100,180,041	$(75,698,725)	(A)	$207,320,326
Level 2 - Other Significant Observable Inputs #	-	70,781,046	75,698,725	(A)	146,479,771
Level 3 - Significant Unobservable Inputs	-	-	-		$-
Total Investments, at value	$182,839,010	$170,961,087	$-		$353,800,097

^ See Note 2, “Security Valuation” in the Notes to Unaudited Pro Forma Financial Statements for additional information.
include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available markets quotations.
# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
(A) Reflects adjustments related to portfolio transitioning.

13

NOTES TO the DFA Portfolio and GVA Portfolio PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (the “Board”) of Voya VY® DFA World Equity Portfolio (“VY® DFA World Equity Portfolio”) and Voya Global Value Advantage Portfolio (“Global Value Advantage Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”), approved an Agreement and Plan of Reorganization dated March 12, 2015 (the “Plan”) whereby, subject to approval by the shareholders of VY® DFA World Equity Portfolio, Global Value Advantage Portfolio will acquire all of the assets of VY® DFA World Equity Portfolio, subject to the liabilities of such Portfolio, in exchange for Global Value Advantage Portfolio issuing shares of such Portfolio to shareholders of VY® DFA World Equity Portfolio in a number equal in value to net assets of VY® DFA World Equity Portfolio (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Global Value Advantage Portfolio remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at December 31, 2014. The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of VY® DFA World Equity Portfolio and Global Value Advantage Portfolio at December 31, 2014. The unaudited pro forma Statement of Operations reflects the results of operations of VY® DFA World Equity Portfolio and Global Value Advantage Portfolio for the twelve-months ended December 31, 2014. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for VY® DFA World Equity Portfolio and Global Value Advantage Portfolio under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of VY® DFA World Equity Portfolio and Global Value Advantage Portfolio as of December 31, 2014.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

The net asset value (“NAV”) per share of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolio is open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the mean between the bid and ask prices provided to an independent pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

14

The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Global Value Advantage Portfolio issued in connection with the proposed acquisition of VY® DFA World Equity Portfolio by Global Value Advantage Portfolio as of December 31, 2014. The number of additional shares issued was calculated by dividing the net assets of each class of VY® DFA World Equity Portfolio by the respective class net asset value per share of Global Value Advantage Portfolio.

Note 4 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.

Note 5 – Merger and Transition Costs:

The Adviser (or an affiliate) will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings. Merger costs to be incurred by the Adviser (or an affiliate) are estimated at approximately $147,800. These costs represent the estimated expenses of the Portfolio carrying out its obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. Total explicit transition costs are estimated to be $122,400. These expenses will be paid by the Adviser (or an affiliate). Actual results could differ from these estimates.

Note 6 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

15

In connection with a proposed transaction whereby all of the assets and liabilities of DFA Portfolio will be transferred to GVA Portfolio, in exchange for shares of GVA Portfolio, shown below are financial statements for each Portfolio, IVP, GRP, and Pro Forma Financial Statements for the Combined Portfolio, assuming the Reorganization is consummated, as of December 31, 2014. The first table presents Statements of Assets and Liabilities for each Portfolio, IVP, GRP, and estimated pro forma figures for the Combined Portfolio.  The second table presents Statements of Operations for each Portfolio, IVP, GRP, and estimated pro forma figures for the Combined GVA Portfolio.  The third table presents Portfolio of Investments for each Portfolio, IVP, GRP, and estimated pro forma figures for the Combined Portfolio.  The tables in this section are followed by the Notes to the Combined Portfolio Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2014 (Unaudited)
	DFA Portfolio	GRP		IVP		GVA Portfolio	Pro Forma Adjustments		GVA Portfolio Pro Forma Combined
ASSETS:
Investments in securities at fair value+*	$–	$542,144,861		$109,265,944		$166,704,087	$182,515,979	(A)	$1,000,630,871
Investments in unaffiliated underlying funds at fair value**	182,515,979	–		–		–	(182,515,979)	(A)	–
Short-term investments at fair value***	323,031	24,941,679		1,552,927		4,257,000	–		31,074,637
Total Investments at fair value	$182,839,010	$567,086,540		$110,818,871		$170,961,087	$-		$1,031,705,508
Cash	–	893		437		334	29,363	(A)	31,027
Foreign currencies at value****	–	165,396		65,702		95,864	–		326,962
Receivables:
Investment securities sold	–	–		1,123,523		–	–		1,123,523
Fund shares sold	963,899	13,194,113		229,064		205,692	–		14,592,768
Dividends	14	775,651		41,315		294,785	–		1,111,765
Foreign tax reclaims	373	7,214		202,468		248,849	–		458,904
Unrealized appreciation on forward foreign currency contracts	-	-		1,359		–	(1,359)	(A)	–
Prepaid expenses	1,468	-		939		1,394	–		3,801
Reimbursement due from manager	15,843	36,000	(G)	56,161	(G)	-	1,402,996	(A)(B)	1,511,000	(G)
Other assets	2,717	17,671		5,042		8,932	-		34,362
Total assets	183,823,324	581,283,478		112,544,881		171,816,937	1,431,000		1,050,899,620

LIABILITIES:
Payable for investment securities purchased	–	–		308		1,876,751	–		1,877,059
Payable for fund shares redeemed	–	160,151		40,789		–	–		200,940
Payable upon receipt of securities loaned	–	12,380,679		1,447,927		–	–		13,828,606
Payable for unified fees	–	295,888		–		–	(295,888)	(A)	–
Payable for investment management fees	39,084	–		77,739		66,988	335,802	(A)(C)	519,613
Payable for administrative fees	15,634	–		9,717		14,563	(39,914)	(C)	–
Payable for distribution and shareholder service fees	39,897	144,971		1,698		36,670	-		223,236
Payable to trustees under the deferred compensation plan	2,717	17,671		-		-	(20,388)	(A)	–
Payable to directors under the deferred compensation plan	–	–		5,042		8,932	20,388	(A)	34,362
Payable for trustee fees	962	–		–		–	(962)	(A)	–

16

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2014 (Unaudited)
		DFA Portfolio	GRP		IVP		GVA Portfolio	Pro Forma Adjustments		GVA Portfolio Pro Forma Combined
	Payable for directors fees	–	–		633		888	962	(A)	2,483
	Payable for proxy and solicitation costs	–	81,389	(H)	82,159	(H)	–	-		163,548	(H)
	Other accrued expenses and liabilities	29,457	–		28,240		51,855	1,431,000	(B)(H)	1,540,552
	Total liabilities	127,751	13,080,749		1,694,252		2,056,647	1,431,000		18,390,399
	NET ASSETS	$183,695,573	$568,202,729		$110,850,629		$169,760,290	$-		$1,032,509,221

	NET ASSETS WERE COMPRISED OF:
	Paid-in capital	$167,742,003	$714,068,177		$282,794,801		$175,749,229	$–		$1,340,354,210
	Undistributed net investment income	3,573,760	6,362,268		220,428		3,983,197	-		14,139,653
	Accumulated net realized loss	(24,144,729)	(116,595,993)		(174,242,776)		(22,896,733)	(8,740,954)	(A)	(346,621,185)
	Net unrealized appreciation (depreciation)	36,524,539	(35,631,723)		2,078,176		12,924,597	8,740,954	(A)	24,636,543
	NET ASSETS	$183,695,573	$568,202,729		$110,850,629		$169,760,290	$-		$1,032,509,221

+	Including securities loaned at value	$–	$12,083,329		$1,388,982		$–	$–		$13,472,311
*	Cost of investments in securities	$–	$577,774,133		$107,169,211		$153,744,966	$145,991,382	(A)	$984,679,692
**	Cost of investments in unaffiliated underlying funds	$145,991,382	$–		$–		$–	$(145,991,382)	(A)	$-
***	Cost of short-term investments	$323,031	$24,941,679		$1,552,927		$4,257,000	$–		$31,074,637
****	Cost of foreign currencies	$–	$167,038		$66,198		$106,320	$–		$339,556

	Class ADV:
	Net Assets	$5,376,285	$106,790,500		$1,264,337		$1,278,591	$(106,790,500)	(E)	$7,919,213
	Shares authorized	unlimited	unlimited		unlimited		100,000,000			100,000,000
	Par value	$0.001	$0.001		$0.010		$0.001	-		$0.001
	Shares outstanding	509,769	5,979,540		143,691		140,405	(5,904,062)	(D)(E)	869,343
	Net asset value and redemption price per share	$10.55	$17.86		$8.80		$9.11	-		$9.11

	Class I:
	Net Assets	$3,619,036	$21,534,472		$102,751,524		n/a(F)	$-		$127,905,032
	Shares authorized	unlimited	unlimited		unlimited		n/a(F)			100,000,000
	Par value	$0.001	$0.001		$0.010		n/a(F)	-		$0.001
	Shares outstanding	334,379	1,161,506		11,564,202		n/a(F)	-		13,060,087
	Net asset value and redemption price per share	$10.82	$18.54		$8.89		n/a(F)	-		$9.79

	Class S:
	Net Assets	$174,700,252	$424,954,420		$6,834,768		$168,481,699	$-		$774,971,139
	Shares authorized	unlimited	unlimited		unlimited		100,000,000			100,000,000
	Par value	$0.001	$0.001		$0.010		$0.001	-		$0.001
	Shares outstanding	16,182,358	23,080,819		753,581		18,308,728	25,906,007	(D)	84,231,493
	Net asset value and redemption price per share	$10.80	$18.41		$9.07		$9.20	-		$9.20

17

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2014 (Unaudited)
	DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma Adjustments		GVA Portfolio Pro Forma Combined
Class S2:
Net Assets	n/a	$14,923,337	n/a	n/a(F)	$-		$14,923,337
Shares authorized	n/a	unlimited	n/a	n/a(F)			100,000,000
Par value	n/a	$0.001	n/a	n/a(F)	-		$0.001
Shares outstanding	n/a	815,979	n/a	n/a(F)	-		815,979
Net asset value and redemption price per share	n/a	$18.29	n/a	n/a(F)	-		$18.29

Class T:
Net Assets	n/a	n/a	n/a	n/a(F)	$106,790,500	(E)	$106,790,500
Shares authorized	n/a	n/a	n/a	n/a(F)	100,000,000	(E)	100,000,000
Par value	n/a	n/a	n/a	n/a(F)	$0.001	(E)	$0.001
Shares outstanding	n/a	n/a	n/a	n/a(F)	5,979,540	(E)	5,979,540
Net asset value and redemption price per share	n/a	n/a	n/a	n/a(F)	$–		$17.86

(A)	Reflects adjustments related to portfolio consolidation.
(B)	Reflects adjustment for estimated one time merger expenses and transition costs (See Note 4 in Notes to Pro Forma Financial Statements (Unaudited)).
(C)	Effective May 1, 2015, the Board approved a new Management Agreement that combines the former Management Agreement and Administrative Agreement under one combined Management Agreement with a single management fee. This single management fee does not exceed the former combined investment management and administrative services fee rates for the Portfolio and there is no change to the investment management or administrative services provided to the Portfolio.
(D)	Reflects new shares issued, net of retired shares of VY® DFA World Equity Portfolio, Voya Global Resources Portfolio and Voya International Value Portfolio. (Calculation: Net Assets ÷ NAV per share).
(E)	Class ADV shares of Voya Global Resources Portfolio will merge into Class T shares of Voya Global Value Advantage Portfolio.
(F)	As of December 31, 2014 Class I, S2 and T has not commenced operations.
(G)	For the year ended December 31, 2014, Voya Global Resources Portfolio and Voya International Value Portfolio each reported $92,000 of proxy and solicitation costs associated with the total one time merger expenses. As of December 31, 2014, Voya Global Resources Portfolio and Voya International Value Portfolio had a remaining balance due from manager of $36,000 and $44,000, respectively. (See Note 4 in Notes to Pro Forma Financial Statements (Unaudited)).
(H)	For the year ended December 31, 2014, Voya Global Resources Portfolio and Voya International Value Portfolio each reported $92,000 of proxy and solicitation costs associated with the total one time merger expenses. As of December 31, 2014, Voya Global Resources Portfolio and Voya International Value Portfolio had a remaining balance of proxy and solicitation costs of $81,389 and $82,159, respectively. (See Note 4 in Notes to Pro Forma Financial Statements (Unaudited)).

See Accompanying Notes to the Combined Portfolio Pro Forma Financial Statements

18

STATEMENTS OF OPERATIONS for the year ended December 31, 2014 (Unaudited)
	DFA Portfolio	GRP	IVP	GVA Portfolio		Pro Forma Adjustments		GVA Portfolio Pro Forma Combined
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$–	$12,863,430	$5,172,700	$5,537,907		$4,545,765	(A)	$28,119,802
Dividends from unaffiliated underlying funds	4,545,619	–	–	–		(4,545,619)	(A)	–
Dividends	146	–	–	–		(146)	(A)	–
Securities lending income, net	–	147,805	111,257	68,325		–		327,387
Total investment income	4,545,765	13,011,235	5,283,957	5,606,232		-		28,447,189

EXPENSES:
Investment management fees	481,158	–	1,012,219	817,030		4,180,767	(B)(C )	6,491,174
Unified fees	–	4,486,152	–	–		(4,486,152)	(B)	-
Distribution and service fees:
Class ADV	37,562	901,452	6,739	6,513		(913,972)	(B)	38,294
Class S	460,265	1,351,143	18,607	440,782		4	(B)	2,270,801
Class S2	–	97,089	–	–	(D)	-		97,089
Class T	–	–	–	–	(D)	901,454	(B)	901,454
Transfer agent fees	182	–	260	160		483	(B)	1,085
Administrative service fees	192,462	–	126,526	177,614		(496,602)	(B)(C )	-
Shareholder reporting expense	7,668	–	17,647	9,480		29,475	(B)	64,270
Professional fees	22,999	–	17,007	41,745		141,017	(B)	222,768
Custody and accounting expense	13,515	–	62,689	47,960		200,982	(B)	325,146
Director fees	–	–	3,796	5,328		26,997	(B)	36,121
Trustee fees	5,774	36,239	–	–		(42,013)	(B)	-
Miscellaneous expense	8,541	–	6,962	9,199		37,663	(B)	62,365
Interest expense	172	512	734	287		241	(B)	1,946
Proxy and solicitation costs	–	92,000	92,000	–		(184,000)	(A)	-
Total expenses	1,230,298	6,964,587	1,365,186	1,556,098		(603,656)		10,512,513
Net waived and reimbursed fees	(199,514)	(291,709)	(140,276)	–		431,790		(199,709)
Net expenses	1,030,784	6,672,878	1,224,910	1,556,098		(171,866)		10,312,804
Net investment income	3,514,981	6,338,357	4,059,047	4,050,134		171,866		18,134,385

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	–	39,162,080	9,881,098	11,200,725		(999,417)	(A)	59,244,486
Capital gain distributions from unaffiliated underlying funds	1,356,765	–	–	–		(1,356,765)	(A)	–
Sale of unaffiliated underlying funds	6,384,772	–	–	–		(6,384,772)	(A)	–
Foreign currency related transactions	–	40,211	(62,118)	(47,293)		–		(69,200)
Futures	–	–	–	112,953		–		112,953
Net realized gain	7,741,537	39,202,291	9,818,980	11,266,385		(8,740,954)		59,288,239
Net change in unrealized appreciation (depreciation) on:
Investments	–	(121,157,324)	(19,635,698)	(6,753,477)				(147,546,499)
Unaffiliated underlying funds	(8,740,954)	–	–	–		8,740,954	(A)	-

19

STATEMENTS OF OPERATIONS for the year ended December 31, 2014 (Unaudited)
	DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma Adjustments	GVA Portfolio Pro Forma Combined
Foreign currency related transactions	(51)	(3,531)	(26,501)	(41,905)	–	(71,988)
Futures	–	–	–	(10,202)	–	(10,202)
Net change in unrealized appreciation (depreciation)	(8,741,005)	(121,160,855)	(19,662,199)	(6,805,584)	8,740,954	(147,628,689)
Net realized and unrealized gain (loss)	(999,468)	(81,958,564)	(9,843,219)	4,460,801	-	(88,340,450)
Increase (decrease) in net assets resulting
from operations	$2,515,513	$(75,620,207)	$(5,784,172)	$8,510,935	$171,866	(70,206,065)

*Foreign taxes withheld	$–	$338,055	$392,942	$306,788	$-	1,037,785

(A)	Reflects adjustments related to portfolio consolidation.
(B)	Reflects adjustment in expenses due to effects of new contractual rates.
(C)	Effective May 1, 2015, the Board approved a new Management Agreement that combines the former Management Agreement and Administrative Agreement under one combined Management Agreement with a single management fee. This single management fee does not exceed the former combined investment management and administrative services fee rates for the Portfolio and there is no change to the investment management or administrative services provided to the Portfolio.
(D)	As of December 31, 2014 S2 and T has not commenced operations.

See Accompanying Notes to the Combined Portfolio Pro Forma Financial Statements

20

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)
DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined					DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined
Shares	Shares	Shares	Shares			Shares					Value	Value	Value	Value	Value		Value

COMMON STOCK:									95.5%
								Consumer Discretionary:		14.2%
-	-	10,557	13,663	57,791	(A)	82,011		Bayerische Motoren Werke AG			$-	$-	$1,139,296	$1,474,491	$6,236,753	(A)	$8,850,540
-	-	-	50,009	250,167	(A)	300,176		Brinker International, Inc.			-	-	-	2,935,028	14,682,294	(A)	17,617,322
-	-	13,007	-	(13,007)	(A)	-		Cie Financiere Richemont SA			-	-	1,153,183	-	(1,153,183)	(A)	-
-	-	4,141	-	(4,141)	(A)	-		Continental AG			-	-	873,433	-	(873,433)	(A)	-
-	-	17,600	-	(17,600)	(A)	-		Denso Corp.			-	-	820,298	-	(820,298)	(A)	-
-	-	-	23,200	116,057	(A)	139,257		Home Depot, Inc.			-	-	-	2,435,304	12,182,456	(A)	14,617,760
-	-	7,813	-	(7,813)	(A)	-		Kering			-	-	1,501,432	-	(1,501,432)	(A)	-
-	-	210,475	-	(210,475)	(A)	-		Kingfisher PLC			-	-	1,112,603	-	(1,112,603)	(A)	-
-	-	-	40,098	200,588	(A)	240,686		Macy's, Inc.			-	-	-	2,636,444	13,188,646	(A)	15,825,090
-	-	-	33,300	166,581	(A)	199,881		Nike, Inc.			-	-	-	3,201,795	16,016,780	(A)	19,218,575
-	-	113,900	-	(113,900)	(A)	-		Panasonic Corp.			-	-	1,341,564	-	(1,341,564)	(A)	-
-	-	52,771	66,016	277,470	(A)	396,257		Reed Elsevier NV			-	-	1,260,207	1,576,506	6,626,166	(A)	9,462,879
-	-	23,041	21,939	86,707	(A)	131,687		Renault S.A.			-	-	1,678,226	1,597,960	6,315,469	(A)	9,591,655
-	-	-	30,800	154,075	(A)	184,875		Starbucks Corp.			-	-	-	2,527,140	12,641,860	(A)	15,169,000
-	-	40,000	58,500	252,643	(A)	351,143		Toyota Motor Corp.			-	-	2,492,696	3,645,568	15,744,030	(A)	21,882,294
-	-	-	24,800	124,060	(A)	148,860		Walt Disney Co.			-	-	-	2,335,912	11,685,254	(A)	14,021,166
											-	-	13,372,938	24,366,148	108,517,195		146,256,281

								Consumer Staples:		9.7%
-	-	-	36,100	180,588	(A)	216,688		Altria Group, Inc.			-	-	-	1,778,647	8,897,571	(A)	10,676,218
-	-	47,500	-	(47,500)	(A)	-		Asahi Group Holdings, Ltd.			-	-	1,469,523	-	(1,469,523)	(A)	-
-	-	14,898	21,161	90,959	(A)	127,018		Casino Guichard Perrachon S.A.			-	-	1,370,090	1,946,065	8,364,979	(A)	11,681,134
-	-	-	67,100	335,664	(A)	402,764		ConAgra Foods, Inc.			-	-	-	2,434,388	12,177,874	(A)	14,612,262
-	-	-	15,500	77,538	(A)	93,038		CVS Caremark Corp.			-	-	-	1,492,805	7,467,664	(A)	8,960,469
-	-	64,958	-	(64,958)	(A)	-		Diageo PLC			-	-	1,860,860	-	(1,860,860)	(A)	-
-	-	66,300	82,600	346,901	(A)	495,801		Japan Tobacco, Inc.			-	-	1,824,761	2,273,382	9,547,690	(A)	13,645,833
-	-	-	39,810	199,147	(A)	238,957		Kraft Foods Group, Inc.			-	-	-	2,494,495	12,478,555	(A)	14,973,050
-	-	-	12,092	60,489	(A)	72,581		KT&G Corp.			-	-	-	839,588	4,199,987	(A)	5,039,575
-	-	32,126	-	(32,126)	(A)	-		Nestle S.A.			-	-	2,342,018	-	(2,342,018)	(A)	-
-	-	-	25,000	125,061	(A)	150,061		Procter & Gamble Co.			-	-	-	2,277,250	11,391,801	(A)	13,669,051
-	-	29,055	-	(29,055)	(A)	-		SABMiller PLC			-	-	1,514,674	-	(1,514,674)	(A)	-
-	-	-	81,274	406,568	(A)	487,842		Spar Group Ltd./The			-	-	-	1,128,541	5,645,456	(A)	6,773,997
											-	-	10,381,926	16,665,161	72,984,502		100,031,589

								Energy:		6.2%
-	300,800	-	-	(300,800)	(A)	-		Anadarko Petroleum Corp.			-	24,816,000	-	-	(24,816,000)	(A)	-
-	193,300	-	-	(193,300)	(A)	-	@	C&J Energy Services, Inc.			-	2,553,493	-	-	(2,553,493)	(A)	-
-	327,179	-	-	(327,179)	(A)	-		Chevron Corp.			-	36,702,940	-	-	(36,702,940)	(A)	-
-	53,200	-	-	(53,200)	(A)	-		Cimarex Energy Co.			-	5,639,200	-	-	(5,639,200)	(A)	-
-	482,400	-	-	(482,400)	(A)	-	@	Cobalt International Energy, Inc.			-	4,288,536	-	-	(4,288,536)	(A)	-
-	94,200	-	-	(94,200)	(A)	-	@	Concho Resources, Inc.			-	9,396,450	-	-	(9,396,450)	(A)	-
-	226,800	-	-	(226,800)	(A)	-		ConocoPhillips			-	15,662,808	-	-	(15,662,808)	(A)	-
-	229,000	-	-	(229,000)	(A)	-		Consol Energy, Inc.			-	7,742,490	-	-	(7,742,490)	(A)	-
-	283,100	-	-	(283,100)	(A)	-		Devon Energy Corp.			-	17,328,551	-	-	(17,328,551)	(A)	-
-	309,500	-	-	(309,500)	(A)	-		EOG Resources, Inc.			-	28,495,665	-	-	(28,495,665)	(A)	-
-	592,358	-	-	(592,358)	(A)	-		ExxonMobil Corp.			-	54,763,497	-	-	(54,763,497)	(A)	-

21

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)
DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined				DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined
-	222,300	-	-	(222,300)	(A)	-	@	Forum Energy Technologies, Inc.		-	4,608,279	-	-	(4,608,279)	(A)	-
-	457,800	-	-	(457,800)	(A)	-	L	FX Energy, Inc.		-	709,590	-	-	(709,590)	(A)	-
-	141,228	-	-	(141,228)	(A)	-		Halliburton Co.		-	5,554,497	-	-	(5,554,497)	(A)	-
-	236,100	-	22,100	(125,546)	(A)	132,654		Hess Corp.		-	17,428,902	-	1,631,422	(9,267,815)	(A)	9,792,509
-	498,100	-	-	(498,100)	(A)	-	@,L	Laredo Petroleum, Inc.		-	5,155,335	-	-	(5,155,335)	(A)	-
-	372,200	-	-	(372,200)	(A)	-	@	MEG Energy Corp.		-	6,263,135	-	-	(6,263,135)	(A)	-
-	292,300	-	-	(292,300)	(A)	-	@	Newfield Exploration Co.		-	7,927,176	-	-	(7,927,176)	(A)	-
-	356,600	47,000	-	(403,600)	(A)	-		Noble Corp. PLC		-	5,908,862	778,790	-	(6,687,652)	(A)	-
-	396,800	-	32,000	(236,722)	(A)	192,078		Occidental Petroleum Corp.		-	31,986,048	-	2,579,520	(19,082,160)	(A)	15,483,408
-	88,600	-	-	(88,600)	(A)	-		Oceaneering International, Inc.		-	5,210,566	-	-	(5,210,566)	(A)	-
-	400,300	-	-	(400,300)	(A)	-		Patterson-UTI Energy, Inc.		-	6,640,977	-	-	(6,640,977)	(A)	-
-	276,200	-	-	(276,200)	(A)	-		Phillips 66		-	19,803,540	-	-	(19,803,540)	(A)	-
-	156,200	-	-	(156,200)	(A)	-		Range Resources Corp.		-	8,348,890	-	-	(8,348,890)	(A)	-
-	145,342	-	34,500	27,242	(A)	207,084		Royal Dutch Shell PLC - Class A ADR		-	9,730,647	-	2,309,775	1,823,858	(A)	13,864,280
-	-	115,064	-	(115,064)	(A)	-		Royal Dutch Shell PLC - Class A		-	-	3,840,026	-	(3,840,026)	(A)	-
-	-	-	24,541	122,765	(A)	147,306		Sasol Ltd.		-	-	-	915,941	4,581,938	(A)	5,497,879
-	467,025	-	-	(467,025)	(A)	-		Schlumberger Ltd.		-	39,888,606	-	-	(39,888,606)	(A)	-
-	177,096	-	-	(177,096)	(A)	-	@	Seven Generations Energy Ltd.		-	2,666,043	-	-	(2,666,043)	(A)	-
-	242,100	-	-	(242,100)	(A)	-		Suncor Energy, Inc.		-	7,693,938	-	-	(7,693,938)	(A)	-
-	163,600	-	-	(163,600)	(A)	-		Superior Energy Services		-	3,296,540	-	-	(3,296,540)	(A)	-
-	174,200	-	-	(174,200)	(A)	-	L	Total S.A. ADR		-	8,919,040	-	-	(8,919,040)	(A)	-
-	-	50,220	64,368	271,777	(A)	386,365		Total S.A.		-	-	2,572,879	3,297,711	13,923,714	(A)	19,794,304
-	129,200	-	-	(129,200)	(A)	-	@	Unit Corp.		-	4,405,720	-	-	(4,405,720)	(A)	-
-	338,700	-	-	(338,700)	(A)	-		Valero Energy Corp.		-	16,765,650	-	-	(16,765,650)	(A)	-
-	232,200	-	-	(232,200)	(A)	-	@	Whiting Petroleum Corp.		-	7,662,600	-	-	(7,662,600)	(A)	-
										-	433,964,211	7,191,695	10,734,369	(387,457,895)		64,432,380

								Financials:	18.2%
-	-	76,822	71,002	278,361	(A)	426,185		Admiral Group PLC		-	-	1,576,014	1,456,616	5,710,617	(A)	8,743,247
-	-	8,328	-	(8,328)	(A)	-		Allianz AG		-	-	1,379,339	-	(1,379,339)	(A)	-
-	-	-	2,583,000	12,921,296	(A)	15,504,296		Bank of China Ltd.		-	-	-	1,449,759	7,252,329	(A)	8,702,088
-	-	517,224	-	(517,224)	(A)	-		Barclays PLC		-	-	1,944,420	-	(1,944,420)	(A)	-
-	-	-	42,500	212,604	(A)	255,104		Blackstone Group LP		-	-	-	1,437,775	7,192,380	(A)	8,630,155
-	-	-	1,794,000	8,974,373	(A)	10,768,373		China Construction Bank		-	-	-	1,465,308	7,330,112	(A)	8,795,420
-	-	106,419	-	(106,419)	(A)	-		Credit Agricole SA		-	-	1,373,716	-	(1,373,716)	(A)	-
-	-	46,840	-	(46,840)	(A)	-	@	Danske Bank A/S		-	-	1,266,360	-	(1,266,360)	(A)	-
-	-	-	15,100	75,537	(A)	90,637		Extra Space Storage, Inc.		-	-	-	885,464	4,429,478	(A)	5,314,942
-	-	13,314	-	(13,314)	(A)	-		Hannover Rueckversicheru - Reg		-	-	1,201,077	-	(1,201,077)	(A)	-
-	-	117,014	-	(117,014)	(A)	-		HSBC Holdings PLC		-	-	1,105,756	-	(1,105,756)	(A)	-
-	-	-	31,410	157,127	(A)	188,537		Hyundai Marine & Fire Insurance Co., Ltd.		-	-	-	743,155	3,717,586	(A)	4,460,741
-	-	455,430	621,538	2,653,775	(A)	3,730,743		Intesa Sanpaolo S.p.A.		-	-	1,321,162	1,803,026	7,698,363	(A)	10,822,551
-	-	-	46,237	231,298	(A)	277,535		JPMorgan Chase & Co.		-	-	-	2,893,511	14,474,608	(A)	17,368,119
-	-	397,851	513,623	2,171,516	(A)	3,082,990		Legal & General Group PLC		-	-	1,536,165	1,983,179	8,384,564	(A)	11,903,908
-	-	30,597	46,669	202,862	(A)	280,128		Macquarie Group Ltd.		-	-	1,442,858	2,200,763	9,566,321	(A)	13,209,942
-	-	50,000	-	(50,000)	(A)	-		Mitsui Fudosan Co., Ltd.		-	-	1,340,778	-	(1,340,778)	(A)	-
-	-	733,100	1,154,300	5,041,214	(A)	6,928,614		Mizuho Financial Group, Inc.		-	-	1,228,898	1,934,957	8,450,604	(A)	11,614,459
-	-	6,031	-	(6,031)	(A)	-		Muenchener Rueckversicherungs AG		-	-	1,201,002	-	(1,201,002)	(A)	-
-	-	220,333	-	(220,333)	(A)	-		Natixis		-	-	1,453,897	-	(1,453,897)	(A)	-
-	-	146,200	-	(146,200)	(A)	-		Nomura Holdings, Inc.		-	-	827,351	-	(827,351)	(A)	-
-	-	90,221	139,949	609,865	(A)	840,035		Nordea Bank AB		-	-	1,044,379	1,620,020	7,059,670	(A)	9,724,069
-	-	42,000	-	(42,000)	(A)	-		ORIX Corp.		-	-	528,477	-	(528,477)	(A)	-

22

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)
DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined				DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined
-	-	-	31,300	156,576	(A)	187,876		Prudential Financial, Inc.		-	-	-	2,831,398	14,163,892	(A)	16,995,290
-	-	51,211	-	(51,211)	(A)	-		Prudential PLC		-	-	1,183,974	-	(1,183,974)	(A)	-
-	-	-	40,455	202,374	(A)	242,829		Starwood Property Trust, Inc.		-	-	-	940,174	4,703,162	(A)	5,643,336
-	-	6,723	8,219	34,392	(A)	49,334		Swiss Life Holding		-	-	1,588,993	1,942,575	8,128,617	(A)	11,660,185
-	-	185,174	-	(185,174)	(A)	-		UniCredit SpA		-	-	1,186,156	-	(1,186,156)	(A)	-
-	-	95,000	99,000	400,241	(A)	594,241		United Overseas Bank Ltd.		-	-	1,753,135	1,826,951	7,386,073	(A)	10,966,159
-	-	-	12,600	63,031	(A)	75,631		Ventas, Inc.		-	-	-	903,420	4,519,302	(A)	5,422,722
-	-	-	54,800	274,134	(A)	328,934		Wells Fargo & Co.		-	-	-	3,004,136	15,028,003	(A)	18,032,139
-	-	111,000	-	(111,000)	(A)	-		Wharf Holdings Ltd.		-	-	796,879	-	(796,879)	(A)	-
										-	-	28,280,786	31,322,187	128,406,499		188,009,472

								Health Care:	11.8%
-	-	16,272	-	(16,272)	(A)	-		AstraZeneca PLC		-	-	1,149,306	-	(1,149,306)	(A)	-
-	-	15,197	-	(15,197)	(A)	-		Bayer AG		-	-	2,071,485	-	(2,071,485)	(A)	-
-	-	-	19,400	97,047	(A)	116,447		Cardinal Health, Inc.		-	-	-	1,566,162	7,834,628	(A)	9,400,790
-	-	-	30,500	152,574	(A)	183,074		Medtronic, Inc.		-	-	-	2,202,100	11,015,868	(A)	13,217,968
-	-	-	47,800	239,117	(A)	286,917		Merck & Co., Inc.		-	-	-	2,714,562	13,579,427	(A)	16,293,989
-	-	38,322	39,913	161,340	(A)	239,575		Novartis AG		-	-	3,554,115	3,701,670	14,963,258	(A)	22,219,043
-	-	-	92,400	462,225	(A)	554,625		Pfizer, Inc.		-	-	-	2,878,260	14,398,316	(A)	17,276,576
-	-	11,691	12,183	49,254	(A)	73,128		Roche Holding AG - Genusschein		-	-	3,167,585	3,300,889	13,344,906	(A)	19,813,380
-	-	10,341	-	(10,341)	(A)	-		Sanofi		-	-	942,796	-	(942,796)	(A)	-
-	-	55,300	63,900	264,356	(A)	383,556		Shionogi & Co., Ltd.		-	-	1,428,723	1,650,911	6,829,856	(A)	9,909,490
-	-	13,148	-	(13,148)	(A)	-		Shire PLC		-	-	932,196	-	(932,196)	(A)	-
-	-	-	23,200	116,057	(A)	139,257		UnitedHealth Group, Inc.		-	-	-	2,345,288	11,732,157	(A)	14,077,445
										-	-	13,246,206	20,359,842	88,602,633		122,208,681

								Industrials:	11.5%
-	-	16,891	-	(16,891)	(A)	-		Airbus Group NV		-	-	835,059	-	(835,059)	(A)	-
-	-	33,720	-	(33,720)	(A)	-	@	Alstom		-	-	1,087,561	-	(1,087,561)	(A)	-
-	-	590	-	(590)	(A)	-		AP Moller - Maersk A/S - Class B		-	-	1,173,482	-	(1,173,482)	(A)	-
-	-	-	17,100	85,542	(A)	102,642		Boeing Co.		-	-	-	2,222,658	11,118,708	(A)	13,341,366
-	3,434	-	-	(3,434)	(A)	-		Burckhardt Compression Holding AG		-	1,313,078	-	-	(1,313,078)	(A)	-
-	-	1,068,000	1,565,500	6,763,316	(A)	9,396,816		China Railway Construction Corp. Ltd.		-	-	1,356,041	1,987,717	8,587,389	(A)	11,931,147
-	-	114,730	-	(114,730)	(A)	-		CNH Industrial NV		-	-	928,751	-	(928,751)	(A)	-
-	-	30,644	-	(30,644)	(A)	-		Deutsche Post AG		-	-	994,765	-	(994,765)	(A)	-
-	-	-	59,200	296,144	(A)	355,344		KAR Auction Services, Inc.		-	-	-	2,051,280	10,261,400	(A)	12,312,680
-	-	52,100	-	(52,100)	(A)	-		Komatsu Ltd.		-	-	1,151,823	-	(1,151,823)	(A)	-
-	-	51,325	58,558	241,608	(A)	351,491		Koninklijke Philips NV		-	-	1,487,711	1,697,367	7,003,261	(A)	10,188,339
-	-	67,800	102,800	446,451	(A)	617,051		LIXIL Group Corp.		-	-	1,426,902	2,163,503	9,395,887	(A)	12,986,292
-	-	80,600	155,200	695,778	(A)	931,578		Mitsubishi Corp.		-	-	1,474,990	2,840,180	12,732,833	(A)	17,048,003
-	-	16,389	21,176	89,543	(A)	127,108		Siemens AG		-	-	1,838,914	2,376,035	10,047,053	(A)	14,262,002
-	59,000	-	18,800	35,046	(A)	112,846		Union Pacific Corp.		-	7,028,670	-	2,239,644	4,175,009	(A)	13,443,323
-	-	-	19,500	97,548	(A)	117,048		United Technologies Corp.		-	-	-	2,242,500	11,217,966	(A)	13,460,466
										-	8,341,748	13,755,999	19,820,884	77,054,987		118,973,618

								Information Technology:	11.9%
-	-	-	46,638	233,304	(A)	279,942		Apple, Inc.		-	-	-	5,147,902	25,752,058	(A)	30,899,960
-	-	-	114,000	570,278	(A)	684,278		Cisco Systems, Inc.		-	-	-	3,170,910	15,862,279	(A)	19,033,189
-	-	255,112	-	(255,112)	(A)	-		Hitachi Ltd.		-	-	1,882,922	-	(1,882,922)	(A)	-
-	-	-	72,000	360,175	(A)	432,175		MediaTek, Inc.		-	-	-	1,046,695	5,236,026	(A)	6,282,721
-	-	-	56,100	280,637	(A)	336,737		Microchip Technology, Inc.		-	-	-	2,530,671	12,659,524	(A)	15,190,195

23

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)
DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined				DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined
-	-	-	111,600	558,272	(A)	669,872		Microsoft Corp.		-	-	-	5,183,820	25,931,736	(A)	31,115,556
-	-	24,400	-	(24,400)	(A)	-		Omron Corp.		-	-	1,091,546	-	(1,091,546)	(A)	-
-	-	-	41,400	207,101	(A)	248,501		Oracle Corp.		-	-	-	1,861,758	9,313,328	(A)	11,175,086
-	-	-	68,100	340,666	(A)	408,766		Taiwan Semiconductor Manufacturing Co., Ltd.		-	-	-	1,524,078	7,624,105	(A)	9,148,183
-	-	124,573	-	(124,573)	(A)	-		Telefonaktiebolaget LM Ericsson		-	-	1,508,343	-	(1,508,343)	(A)	-
										-	-	4,482,811	20,465,834	97,896,245		122,844,890

								Materials:	4.5%
-	584,100	-	-	(584,100)	(A)	-		Alamos Gold, Inc.		-	4,172,861	-	-	(4,172,861)	(A)	-
-	156,900	-	-	(156,900)	(A)	-		Albemarle Corp.		-	9,434,397	-	-	(9,434,397)	(A)	-
-	-	62,800	-	(62,800)	(A)	-	L	ArcelorMittal		-	-	692,684	-	(692,684)	(A)	-
-	-	17,237	-	(17,237)	(A)	-	L	Arkema		-	-	1,140,003	-	(1,140,003)	(A)	-
-	436,100	-	-	(436,100)	(A)	-		Barrick Gold Corp.		-	4,688,075	-	-	(4,688,075)	(A)	-
-	-	17,399	23,808	101,699	(A)	142,906		BASF AG		-	-	1,459,448	1,997,042	8,530,630	(A)	11,987,120
-	-	87,696	-	(87,696)	(A)	-		BHP Billiton Ltd.		-	-	2,073,365	-	(2,073,365)	(A)	-
-	10,500	-	-	(10,500)	(A)	-		CF Industries Holdings, Inc.		-	2,861,670	-	-	(2,861,670)	(A)	-
-	287,200	-	-	(287,200)	(A)	-	@	Dominion Diamond Corp.		-	5,159,118	-	-	(5,159,118)	(A)	-
-	321,663	-	-	(321,663)	(A)	-		Eldorado Gold Corp.		-	1,955,711	-	-	(1,955,711)	(A)	-
-	150,600	-	-	(150,600)	(A)	-	@	Flotek Industries, Inc.		-	2,820,738	-	-	(2,820,738)	(A)	-
-	466,878	-	-	(466,878)	(A)	-		Freeport-McMoRan, Inc.		-	10,906,270	-	-	(10,906,270)	(A)	-
-	355,494	-	-	(355,494)	(A)	-		GoldCorp, Inc.		-	6,583,749	-	-	(6,583,749)	(A)	-
-	-	-	36,500	182,589	(A)	219,089		International Paper Co.		-	-	-	1,955,670	9,783,117	(A)	11,738,787
-	-	81,100	-	(81,100)	(A)	-		JSR Corp.		-	-	1,392,024	-	(1,392,024)	(A)	-
-	-	24,219	42,208	186,924	(A)	253,351		Koninklijke DSM NV		-	-	1,477,193	2,574,399	11,401,077	(A)	15,452,669
-	2,123,200	-	-	(2,123,200)	(A)	-	@	Lundin Mining Corp.		-	10,453,352	-	-	(10,453,352)	(A)	-
-	14,000	-	-	(14,000)	(A)	-		Monsanto Co.		-	1,672,580	-	-	(1,672,580)	(A)	-
-	115,500	-	-	(115,500)	(A)	-		Mosaic Co.		-	5,272,575	-	-	(5,272,575)	(A)	-
-	115,300	-	-	(115,300)	(A)	-		Packaging Corp. of America		-	8,999,165	-	-	(8,999,165)	(A)	-
-	39,487	-	-	(39,487)	(A)	-	L	Randgold Resources Ltd.		-	2,661,819	-	-	(2,661,819)	(A)	-
-	110,266	-	-	(110,266)	(A)	-		Rio Tinto PLC		-	5,082,948	-	-	(5,082,948)	(A)	-
-	41,500	-	-	(41,500)	(A)	-		Royal Gold, Inc.		-	2,602,050	-	-	(2,602,050)	(A)	-
-	300,200	-	61,900	9,451	(A)	371,551		Steel Dynamics, Inc.		-	5,925,948	-	1,221,906	186,560	(A)	7,334,414
-	161,100	-	-	(161,100)	(A)	-	@	Stillwater Mining Co		-	2,374,614	-	-	(2,374,614)	(A)	-
-	200,900	-	-	(200,900)	(A)	-	L	US Silica Holdings, Inc.		-	5,161,121	-	-	(5,161,121)	(A)	-
-	34,900	-	-	(34,900)	(A)	-		Worthington Industries		-	1,050,141	-	-	(1,050,141)	(A)	-
										-	99,838,902	8,234,717	7,749,017	(69,309,646)		46,512,990

								Telecommunication Services:	5.0%
-	-	-	48,600	243,118	(A)	291,718		CenturyTel, Inc.		-	-	-	1,923,588	9,622,629	(A)	11,546,217
-	-	109,000	159,000	686,388	(A)	954,388		China Mobile Ltd.		-	-	1,276,689	1,862,327	8,039,486	(A)	11,178,502
-	-	-	68,693	343,632	(A)	412,325		MTN Group Ltd.		-	-	-	1,306,715	6,536,760	(A)	7,843,475
-	-	80,300	-	(80,300)	(A)	-		NTT DoCoMo, Inc.		-	-	1,169,414	-	(1,169,414)	(A)	-
-	-	79,008	-	(79,008)	(A)	-		Orange SA		-	-	1,343,670	-	(1,343,670)	(A)	-
-	-	441,059	666,851	2,894,821	(A)	4,002,731		Spark New Zealand Ltd.		-	-	1,069,198	1,616,554	7,017,512	(A)	9,703,264
-	-	75,508	90,722	378,323	(A)	544,553		Telenor ASA		-	-	1,527,422	1,835,180	7,652,951	(A)	11,015,553
										-	-	6,386,393	8,544,364	36,356,254		51,287,011

								Utilities:	2.5%
-	-	241,284	-	(241,284)	(A)	-		Enel S.p.A.		-	-	1,075,530	-	(1,075,530)	(A)	-
-	-	42,318	-	(42,318)	(A)	-		Fortum OYJ		-	-	918,792	-	(918,792)	(A)	-
-	-	-	53,200	266,130	(A)	319,330		Southern Co.		-	-	-	2,612,652	13,069,628	(A)	15,682,280

24

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)
DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined				DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined
-	-	69,836	97,674	418,772	(A)	586,282	Suez Environnement S.A.			-	-	1,216,771	1,701,800	7,296,377	(A)	10,214,948
										-	-	3,211,093	4,314,452	18,371,683		25,897,228

MUTUAL FUNDS:								0.0%
							Mutual Funds:		0.0%
841,348	-	-	-	(841,348)	(A)	-	DFA Emerging Markets Core Equity Portfolio			15,918,297	-	-	-	(15,918,297)	(A)	-
1,056,929	-	-	-	(1,056,929)	(A)	-	DFA International Real Estate Securities Portfolio			5,538,310	-	-	-	(5,538,310)	(A)	-
1,521,130	-	-	-	(1,521,130)	(A)	-	DFA International Vector Equity Portfolio			16,352,149	-	-	-	(16,352,149)	(A)	-
1,999,882	-	-	-	(1,999,882)	(A)	-	DFA Large Cap International Portfolio			41,437,559	-	-	-	(41,437,559)	(A)	-
1,337,986	-	-	-	(1,337,986)	(A)	-	DFA U.S. Core Equity 1 Portfolio			23,976,708	-	-	-	(23,976,708)	(A)	-
1,806,938	-	-	-	(1,806,938)	(A)	-	DFA U.S. Large Company Portfolio			29,308,536	-	-	-	(29,308,536)	(A)	-
303,323	-	-	-	(303,323)	(A)	-	DFA U.S. Small Cap Portfolio			9,448,514	-	-	-	(9,448,514)	(A)	-
824,832	-	-	-	(824,832)	(A)	-	VA International Small Portfolio			9,122,641	-	-	-	(9,122,641)	(A)	-
1,074,699	-	-	-	(1,074,699)	(A)	-	VA International Value Portfolio			12,606,220	-	-	-	(12,606,220)	(A)	-
407,386	-	-	-	(407,386)	(A)	-	VA U.S. Large Value Portfolio			9,357,647	-	-	-	(9,357,647)	(A)	-
517,775	-	-	-	(517,775)	(A)	-	VA U.S. Targeted Value Portfolio			9,449,398	-	-	-	(9,449,398)	(A)	-
										182,515,979	-	-	-	(182,515,979)		-

PREFERRED STOCK:								1.4%
							Preferred Stock:		0.8%
							Financials:
-	-	-	99,760	499,043	(A)	598,803	Itau Unibanco Holding S.A.			-	-	-	1,298,509	6,495,710	(A)	7,794,219

							Utilities:		0.6%
-	-	145,934	215,108	930,130	(A)	1,291,172	Cia Energetica de Minas Gerais			-	-	721,380	1,063,320	4,597,812	(A)	6,382,512

							Total Long-Term Investments
							(Cost $145,991,382, $577,774,133, $107,169,211, $153,744,966 and $984,679,692 Pro Forma Combined)			182,515,979	542,144,861	109,265,944	166,704,087	-		1,000,630,871

SHORT-TERM INVESTMENTS:								3.0%
							Mutual Funds:		1.7%
323,031	12,561,000	105,000	4,257,000	-		17,246,031	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††			323,031	12,561,000	105,000	4,257,000	-		17,246,031

Principal amount†	Principal amount†	Principal amount†	Principal amount†			Principal amount†				Value	Value	Value	Value	Value		Value
							Securities Lending CollateralCC:		1.3%
-	2,940,416	1,000,000	-	-		3,940,416	Cantor Fitzgerald, Repurchase Agreement dated 12/31/14, 0.09%, due 01/02/15 (Repurchase Amount $2,940,431 and $1,000,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,999,224 and $1,020,000, due 01/01/15-09/01/49)			-	2,940,416	1,000,000	-	-		3,940,416

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PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)
DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma adjustments	GVA Portfolio Pro Forma Combined				DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma adjustments	GVA Portfolio Pro Forma Combined
-	619,015	-	-	-	619,015		Daiwa Capital Markets, Repurchase Agreement dated 12/31/14, 0.12%, due 01/02/15 (Repurchase Amount $619,019, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $631,395, due 06/01/17–03/01/48)		-	619,015	-	-	-	619,015
-	2,940,416	-	-	-	2,940,416		Nomura Securities, Repurchase Agreement dated 12/31/14, 0.08%, due 01/02/15 (Repurchase Amount $2,940,429, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $2,999,224, due 01/07/15–10/20/64)		-	2,940,416	-	-	-	2,940,416
-	2,940,416	447,927	-	-	3,388,343		Royal Bank of Scotland PLC, Repurchase Agreement dated 12/31/14, 0.09%, due 01/02/15 (Repurchase Amount $2,940,431 and $447,929, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.375%–7.250%, Market Value plus accrued interest $2,999,224 and $456,886, due 11/15/15–07/15/56)		-	2,940,416	447,927	-	-	3,388,343
-	2,940,416	-	-	-	2,940,416		State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/14, 0.15%, due 01/02/15 (Repurchase Amount $2,940,440, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.125%-2.500%, Market Value plus accrued interest $2,999,519, due 04/15/16-02/15/42)		-	2,940,416	-	-	-	2,940,416
									-	12,380,679	1,447,927	-	-	13,828,606

							Total Short-Term Investments
							(Cost $323,031, $24,941,679, $1,552,927, $4,257,000 and $31,074,637 Pro Forma Combined)		323,031	24,941,679	1,552,927	4,257,000	-	31,074,637

							Total Investments in Securities
							(Cost $146,314,413, $602,715,812, $108,722,138, $158,001,966 and $1,015,754,329 Pro Forma Combined)*	99.9%	$182,839,010	$567,086,540	$110,818,871	$170,961,087	$-	$1,031,705,508
							Other Assets and Liabilities - Net	0.1	856,563	1,116,189	31,758	(1,200,797)	-	803,713
							Net Assets	100.0%	$183,695,573	$568,202,729	$110,850,629	$169,760,290	$-	$1,032,509,221

						†	Unless otherwise indicated, principal amount is shown in USD.
						††	Rate shown is the 7-day yield as of December 31, 2014.
						@	Non-income producing security
						L	Loaned security, a portion or all of the security is on loan at
							December 31, 2014.

26

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)
DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma adjustments	GVA Portfolio Pro Forma Combined			DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma adjustments	GVA Portfolio Pro Forma Combined
						ADR	American Depositary Receipt
						cc	Securities purchased with cash collateral for securities loaned.
						(A)	Reflects adjustments related to portfolio transitioning.

						*	Cost for federal income tax purposes is:	$146,970,449	$610,694,818	$108,853,242	$158,023,231	$-	$1,024,541,740
							Net unrealized appreciation consists of:
							Gross Unrealized Appreciation	$37,342,954	$46,994,575	$10,329,982	$18,796,961	$-	$113,464,472
							Gross Unrealized Depreciation	(1,474,393)	(90,602,853)	(8,364,353)	(5,859,105)	-	(106,300,704)
							Net Unrealized Appreciation	$35,868,561	$(43,608,278)	$1,965,629	$12,937,856	$-	$7,163,768

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of December 31,2014 in valuing the assets and liabilities:

	DFA Portfolio	GRP	IVP	GVA Portfolio	Pro Forma adjustments		GVA Portfolio Pro Forma Combined
Asset Table
Investments, at value
Level 1 - Quoted Prices	$182,839,010	$548,309,835	$2,297,854	$100,180,041	$(229,066,358)	(A)	$604,560,382
Level 2 - Other Significant Observable Inputs#	-	18,776,705	108,521,017	70,781,046	229,066,358	(A)	427,145,126
Level 3 - Significant Unobservable Inputs	-	-	-	-	-		-
Total Investments, at value	$182,839,010	$567,086,540	$110,818,871	$170,961,087	$-		$1,031,705,508

Other Financial Instruments+
Level 1 - Quoted Prices	$-	$-	$-	$-	$-		$-
Level 2 - Other Significant Observable Inputs	-	-	1,359	-	(1,359)	(A)	-
Level 3 - Significant Unobservable Inputs	-	-	-	-	-		-
Total Assets	$-	$-	$1,359	$-	$(1,359)		$-

^ See Note 2, “Security Valuation” in the Notes to Unaudited Pro Forma Financial Statements for additional information.
# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and includes open forward foreign currency contracts. Forward foreign currency contracts are valued at the unrealized gain (loss) on the instrument. See forward foreign currency contracts table below for additional information.
(A) Reflects adjustments related to portfolio transitioning.

27

At December 31, 2014, the following forward foreign currency contracts were outstanding for Voya International Value Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York	Japanese Yen	48,872,683	Sell	1/7/2015	$409,397	$408,038	$1,359
							$1,359

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NOTES TO the Combined Portfolio PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (the “Board”) of Voya VY® DFA World Equity Portfolio (“VY® DFA World Equity Portfolio”) and Voya Global Value Advantage Portfolio (“Global Value Advantage Portfolio”), approved an Agreement and Plan of Reorganization dated March 12, 2015; and the Board for Voya Global Resources and Voya International Value Portfolio approved an Agreement and Plan of Reorganization dated September 12, 2014 (each a “Portfolio” and collectively, the “Portfolios”) whereby, subject to approval by the shareholders of VY® DFA World Equity Portfolio, Voya Global Resources Portfolio and Voya International Value Portfolio, Global Value Advantage Portfolio will acquire all of the assets of VY® DFA World Equity Portfolio, Voya Global Resources Portfolio and Voya International Value Portfolio, subject to the liabilities of such Portfolios, in exchange for Global Value Advantage Portfolio issuing shares of such Portfolios to shareholders of VY® DFA World Equity Portfolio, Voya Global Resources Portfolio and Voya International Value Portfolio in a number equal in value to net assets of VY® DFA World Equity Portfolio (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Global Value Advantage Portfolio remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at December 31, 2014. The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of VY® DFA World Equity Portfolio, Voya Global Resources Portfolio, Voya International Value Portfolio and Global Value Advantage Portfolio at December 31, 2014. The unaudited pro forma Statement of Operations reflects the results of operations of VY® DFA World Equity Portfolio, Voya Global Resources Portfolio, Voya International Value Portfolio and Global Value Advantage Portfolio for the twelve-months ended December 31, 2014. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for VY® DFA World Equity Portfolio, Voya Global Resources Portfolio, Voya International Value Portfolio and Global Value Advantage Portfolio under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of VY® DFA World Equity Portfolio, Voya Global Resources Portfolio, Voya International Value Portfolio and Global Value Advantage Portfolio as of December 31, 2014.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

The net asset value (“NAV”) per share of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolio is open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the mean between the bid and ask prices provided to an independent pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-

29

counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Global Value Advantage Portfolio issued in connection with the proposed acquisition of VY® DFA World Equity Portfolio, Voya Global Resources Portfolio, and Voya International Value Portfolio by Global Value Advantage Portfolio as of December 31, 2014. The number of additional shares issued was calculated by dividing the net assets of each class of VY® DFA World Equity Portfolio, Voya Global Resources Portfolio and Voya International Value Portfolio by the respective class net asset value per share of Global Value Advantage Portfolio.

Note 4 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.

Note 5 – Merger and Transition Costs:

The Adviser (or an affiliate) will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings. Merger costs represent the estimated expenses of the Portfolios carrying out their obligations under the Plans and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. Total explicit transition costs and merger costs are estimated to be $1,431,000. These expenses will be paid by the Adviser (or an affiliate). Actual results could differ from these estimates.

Note 6 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

30

VOYA INVESTMENT MANAGEMENT 7337 EAST DOUBLETREE RANCH ROAD SUITE 100 SCOTTSDALE, ARIZONA 85258-2034 3 EASY WAYS TO VOTE YOUR PROXY VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions. VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the on-line directions. VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided. If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 28, 2015.TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY VY® DFA WORLD EQUITY PORTFOLIO THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL: For Against Abstain 1. To approve an Agreement and Plan of Reorganization by and between VY® DFA World Equity Portfolio ("DFA Portfolio") and Voya Global Value Advantage Portfolio ("GVA Portfolio"), providing for the reorganization of DFA Portfolio with and into GVA Portfolio (the "Reorganization"); and 2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes. To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot. Please vote, date and sign this proxy and return it promptly in the enclosed envelope. This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign. Signature [PLEASE SIGN WITHIN BOX] Date Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Meeting to Be Held on July 28, 2015.The Proxy Statement for the Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/VOYA. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety and Todd Modic, or any one or all of them, proxies, with full power of substitution, to vote all shares of the reverse-referenced Portfolio (the "Portfolio"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on July 28, 2015, at 1:00 PM, local time, and at any adjournment(s) or postponement(s) thereof. This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal. PLEASE SIGN AND DATE ON THE REVERSE SIDE.

VOYA VARIABLE PORTFOLIOS, INC.

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15: INDEMNIFICATION

Article 10, Section (iv) of Voya Variable Portfolios, Inc.’s Articles of Incorporation, as amended, provides the following:

iv.

The Corporation shall indemnify its officers, directors, employees, and agents and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise as follows:

(a)

Every person who is or has been a director, officer, employee, or agent of the Corporation and persons who serve at the Corporation’s request as director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him/her in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability, or obligation of any kind in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Director, officer, employee, or agent of the Corporation or of another corporation, partnership, joint venture, trust, or other enterprise at the request of the Corporation, and against amounts paid or incurred by him/her in the settlement thereof.

(b)

The words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, administrative, legislative, investigative, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(c)

No indemnification shall be provided hereunder to a director, officer, employee, or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d)

The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be several, shall not affect any other rights to which any director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e)

In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subparagraph (f) of this paragraph (iv), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

		(1)	By a majority vote of a quorum of non-party directors who are “not interested persons” of the Corporation (as defined in the 1940 Act); or

1

	(2)	By independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.
(f)

The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions:

	(1)	The indemnity provides security for his undertaking;
	(2)	The Corporation is insured against losses arising by reason of any lawful advances; or
	(3)	A majority of a quorum of non-party directors who are “not interested" persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnity will be entitled to indemnification.
(g)	Neither the amendment nor repeal of this paragraph (iv) of Article 9, nor the adoption of any amendment of any other provision of the Charter or Bylaws of the Corporation inconsistent with this paragraph (iv) of Article 10 shall apply to or affect in any respect the applicability of the preceding provisions with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

In addition, Voya Variable Portfolios, Inc.’s officers and directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires September 30, 2015.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to directors, officers, and controlling persons of Voya Variable Portfolios, Inc. pursuant to the foregoing provisions or otherwise, Voya Variable Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Voya Variable Portfolios, Inc. of expenses incurred or paid by a director, officer, or controlling person of Voya Variable Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the shares being registered, Voya Variable Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

Pursuant to Indemnification Agreements between the Company and each Independent Director, the Company indemnifies each Independent Director against any liabilities resulting from the Independent Director’s serving in such capacity, provided that the Independent Director has not engaged in certain disabling conduct.

ITEM 16. EXHIBITS

1.	a.

Articles of Amendment and Restatement dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

2

b.

Articles Supplementary dated August 12, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

c.

Articles Supplementary effective April 29, 2005 (issuance of Class ADV shares) – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

d.

Articles of Amendment dated February 17, 2004 (name change from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

e.

Articles of Amendment dated April 30, 2004 (redesignation of Class R shares to Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

f.

Articles of Amendment dated November 29, 2007 (dissolve ING VP International Equity Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on January 25, 2008 and incorporated herein by reference.

g.

Articles Supplementary dated November 30, 2007 (establishment of new series – ING WisdomTreeSM Global High-Yielding Equity Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant’s Form N-1A Registration Statement on January 25, 2008 and incorporated herein by reference.

h.

Articles Supplementary dated February 15, 2008 (establishment of new series – ING International Index Portfolio, ING Lehman Brother Aggregate Bond Index® Portfolio, ING MorningTMStar U.S. Growth Index Portfolio, ING RussellTM Large Cap Index Portfolio, ING RussellTM Mid Cap Index Portfolio, and ING RussellTM Small Cap Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on February 29, 2008 and incorporated herein by reference.

i.

Articles of Amendment effective March 7, 2008 (name change from ING Lehman Brothers Aggregate Bond Index® Portfolio to ING Lehman Brothers U.S. Aggregate Bond Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

j.

Articles of Amendment effective April 28, 2008 (name change from ING VP Global Science and Technology Portfolio to ING BlackRock Global Science and Technology Portfolio; ING VP Growth Portfolio to ING Opportunistic LargeCap Growth Portfolio; and ING VP Value Opportunity Portfolio to ING Opportunistic LargeCap Value Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

k.	Articles Supplementary dated June 6, 2008 (establishment of new series – ING Russell Global LargeCap Index 85% Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

3

l.

Articles of Amendment dated July 9, 2008 (establishment of new series – ING Global Equity Option Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

m.

Articles Supplementary dated October 15, 2008 (establishment of new series – ING U.S. Government Money Market Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A Registration Statement on October 30, 2008 and incorporated herein by reference.

n.

Articles Supplementary effective January 23, 2009 (issuance of Service 2 Class shares) – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

o.

Articles Supplementary dated February 12, 2009 (issuance of ING Russell Large Cap Index Portfolio – Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

p.

Articles Supplementary dated March 18, 2009 (issuance of ING Hang Seng Index Portfolio, ING Russell Large Cap Growth Index Portfolio, ING Russell Large Cap Value Index Portfolio, ING Russell Large Cap Value Index Portfolio, and ING Russell Mid Cap Growth Index Portfolio – Class ADV, Class I, Class S, and Class S2 shares) – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

q.

Articles of Amendment effective May 1, 2009 (name change from ING BlackRock Global Science and Technology Portfolio to ING BlackRock Science and Technology Opportunities Portfolio; ING Lehman Brothers U.S. Aggregate Bond Index Portfolio to ING U.S. Bond Index Portfolio; ING Opportunistic LargeCap Value Portfolio to ING Opportunistic LargeCap Portfolio; ING Russell Global Large Cap Index 85% Portfolio to ING Russell Global Large Cap Index 75% Portfolio; ING VP Index Plus LargeCap Portfolio to ING Index Plus LargeCap Portfolio; ING VP Index Plus MidCap Portfolio to ING Index Plus MidCap Portfolio; ING VP Index Plus SmallCap to ING Index Plus SmallCap; and ING VP Small Company Portfolio to ING Small Company Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

r.

Articles Supplementary dated June 22, 2009 (issuance of ING Dow Jones Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio, ING Japan Equity Index Portfolio, and ING NASDAQ 100 Index® Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 31, 2009 and incorporated herein by reference.

s.

Articles Supplementary dated July 31, 2009 (increase authorized shares of ING International Index Portfolio and ING Russell Large Cap Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

t.	Articles Supplementary dated August 5, 2009 (increase authorized shares of ING Dow Jones Euro STOXX 50® Index Portfolio, ING Russell Mid Cap Index Portfolio, and ING U.S. Bond Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to

4

the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.
u.

Articles of Amendment dated September 21, 2009 (dissolution of ING Opportunistic LargeCap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

v.

Plan of Liquidation and Dissolution of Series effective October 23, 2009 (liquidation and dissolution of ING Global Equity Option Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

w.

Articles of Amendment, effective October 30, 2009, (name change from ING Nasdaq 100 Index Portfolio to ING NASDAQ 100® Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 10, 2010 and incorporated herein by reference.

x.

Articles of Amendment, effective April 30, 2010, (name change from ING Dow Jones Euro STOXX 50® Index Portfolio to ING Euro STOXX 50® Index Portfolio, and ING Japan Equity Index Portfolio to ING Japan TOPIX Index® Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

y.

Articles of Amendment dated July 20, 2010 (dissolution of Class S2 shares of ING Hang Seng Index Portfolio, ING Russell Large Cap Growth Index Portfolio, and ING Russell Large Cap Value Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

z.

Articles of Amendment dated August 10, 2010 (dissolution of ING Global Equity Option Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

aa.

Articles of Amendment dated September 8, 2010 (dissolution of ING Opportunistic LargeCap Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

bb.

Articles of Amendment dated January 6, 2011 (dissolution of ING U.S. Government Money Market Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

cc

Articles Supplementary dated January 26, 2011 (issuance of Class ADV and Class I shares of ING Australia Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.

dd.	Articles Supplementary dated October 19, 2011 (issuance of ING Emerging Markets Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on November 28, 2011 and incorporated herein by reference.

5

ee.

Articles of Amendment dated April 13, 2011 (dissolution of ING NASDAQ 100 Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement on April 26, 2012 and incorporated herein by reference.

ff.

Articles Supplementary dated December 11, 2008 (classification and designation of Class I shares of ING Russell Large Cap Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

gg.

Articles of Amendment dated June 19, 2009 (dissolution of ING Morningstar U.S. Growth Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

hh.

Plan of Liquidation and Dissolution of Series effective April 7, 2010 with respect to ING RussellTM Global Large Cap Index 75% Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

ii.

Articles of Amendment dated October 17, 2012 (dissolution of ING WisdomTree Global High-Yielding Equity Index Portfolio Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

jj.

Articles of Amendment dated April 22, 2013 (dissolution of ING BlackRock Science and Technology Opportunities Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

kk.

Articles of Amendment effective July 12, 2013 (name change from ING WisdomTree Global High-Yielding Equity Index Portfolio to ING Global Value Advantage Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

ll.

Articles Supplementary dated August 7, 2013 (increase number of authorized shares of ING U.S. Bond Index Portfolio for Class I) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

mm.

Articles Supplementary dated April 7, 2014 (classification and designation of Class I shares for Voya Global Value Advantage Portfolio and authorizing the increase in number of authorized shares of Class ADV shares of Voya International Index Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

nn.

Articles of Amendment effective May 1, 2014 (change of names of Registrant and Series) – Filed as an Exhibit to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement on April 28, 2014 and incorporated herein by reference.

oo.	Articles Supplementary dated September 23, 2014 (classification and designation of

6

Class T shares for Voya Global Value Advantage Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement on November 13, 2014 and incorporated herein by reference.

pp.

Articles Supplementary dated November 21, 2014 (increase number of authorized shares of Voya Global Value Advantage Portfolio for Class S) – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on February 11, 2015 and incorporated herein by reference.

2.	a.

Second Amended and Restated Bylaws – Filed as an Exhibit to the Post-Effective Amendment No. 27 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

		(i)	Amendment adopted on March 11, 2010, to the Second Amended and Restated By-Laws of Voya Variable Portfolios, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on February 25, 2011 and incorporated herein by reference.
3.	Not Applicable.
4.

Agreement and Plan of Reorganization between VY® DFA World Equity Portfolio, a series of Voya Investors Trust, and Voya Global Value Advantage Portfolio, a series of Voya Variable Portfolios, Inc. – Attached as Appendix A to the Proxy Statement/Prospectus.

5.	a.	Instruments Defining Rights of Holders – Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.
6.	a.

Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(i)

Amended Schedule A effective January 1, 2015 to the Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

b.

Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(i)

Waiver Letter dated May 1, 2015 to the Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated November 18, 2014 with respect to Voya Australia Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

		(ii)	Waiver Letter dated May 1, 2015 to the Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated November 18, 2014 with respect to Voya Emerging Markets Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s

7

Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.
(iii)

Waiver Letter dated May 1, 2015 to the Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated November 18, 2014 with respect to Voya Euro STOXX 50® Portfolio, Voya FTSE 100 Index® Portfolio, and Voya Japan TOPIX Index® Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

c.

Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(i)

Amended Schedule A effective January 1, 2015 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(ii)

Amended Schedule A effective May 1, 2016 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(iii)

Side Letter Agreement dated November 18, 2014 (Voya International Index Portfolio) to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(iv)

Side Letter Agreement dated March 6, 2015 (Voya Global Value Advantage Portfolio) to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(v)

Side Letter Agreement dated May 1, 2016 (Voya Global Value Advantage Portfolio) to the Expense Limitation Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc. dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

d.	Form of Investment Management Agreement between Voya Variable Portfolios, Inc. and Voya Investments, LLC dated November 18, 2014, as amended and restated on May 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

8

(i)

Waiver Letter dated May 1, 2015 to the Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya RussellTM Large Cap Growth Index Portfolio, Voya RussellTM Large Cap Value Index Portfolio, and Voya RussellTM Mid Cap Growth Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(ii)

Waiver Letter dated May 1, 2015 to the Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Euro STOXX 50® Portfolio, Voya FTSE 100 Index® Portfolio, and Voya Japan TOPIX Index® Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(iii)

Side Letter Agreement dated May 1, 2015 to the Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Russell™ Large Cap Growth Index Portfolio and Voya Russell™ Large Cap Value Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(iv)

Waiver Letter dated May 1, 2015 to the Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Australia Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(v)

Waiver Letter dated May 1, 2015 to the Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Emerging Markets Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(vi)

Waiver Letter dated May 1, 2015 to the Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Hang Seng Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(vii)	Waiver Letter dated May 1, 2015 to the Investment Management Agreement between Voya Investments, LLC and Voya Variable Portfolios, Inc., dated November 18, 2014, as amended and restated on May 1, 2015 with respect to Voya Index Plus LargeCap Portfolio, Voya Index Plus MidCap Portfolio, Voya Index Plus SmallCap Portfolio, and Voya Small Company Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated

9

herein by reference.
7.	a.

Distribution Agreement between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC dated November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

8.

Directors' Deferred Compensation Plan, effective September 15, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

9.	a.

Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated February 9, 2015 to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

b.

Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated February 9, 2015 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(ii)

Amended Schedule 2, effective June 4, 2008, to the Foreign Custody Manager Agreement with the Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on August 19, 2008 and incorporated herein by reference.

c.

Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated February 9, 2015 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

		(ii)	Amendment, effective October 1, 2011, to Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on November 28, 2011 and incorporated herein by reference.

10

10.	a.

Third Amended and Restated Shareholder Services and Distribution Plan for Class S shares, effective September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement on November 13, 2014 and incorporated herein by reference.

b.

Second Amended and Restated Shareholder Service and Distribution Plan for Class ADV shares effective September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement on November 13, 2014 and incorporated herein by reference.

(i)

Waiver Letter dated May 1, 2015 to the Second Amended and Restated Shareholder Service and Distribution Plan for Class ADV shares effective September 12, 2014 with respect to Voya International Index Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

c.

Second Amended and Restated Shareholder Services and Distribution Plan for Class S2 shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement on November 13, 2014 and incorporated herein by reference.

(i)

Waiver Letter dated May 1, 2015 to the Amended and Restated Shareholder Services and Distribution Plan for Class S2 shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(ii)

Waiver Letter dated May 1, 2015 to the Amended and Restated Shareholder Services and Distribution Plan for Class S2 shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective September 12, 2014 with respect to Voya Global Value Advantage Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

(iii)

Waiver Letter dated May 1, 2016 to the Amended and Restated Shareholder Services and Distribution Plan for Class S2 shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective September 12, 2014 with respect to Voya Global Value Advantage Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

d.

Shareholder Servicing Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement on November 13, 2014 and incorporated herein by reference.

	e.	Distribution Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration

11

Statement on November 13, 2014 and incorporated herein by reference.
(i)

Waiver Letter dated November 17, 2014 to the Distribution Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement on November 13, 2014 and incorporated herein by reference.

(ii)

Waiver Letter dated May 1, 2016 to the Distribution Plan for Class T shares between Voya Variable Portfolios, Inc. and Voya Investments Distributor, LLC effective September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

f.

Amended and Restated Multi-Class Plan pursuant to Rule 18f-3 for Voya Variable Portfolios, Inc., effective September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement on November 13, 2014 and incorporated herein by reference.

11.	Opinion and Consent of Counsel – Filed herein.
12.	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.
13.	a.

License Agreement between Aetna Services, Inc. and Aetna Variable Portfolios, Inc. dated June 19, 1996 – Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

b.

Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated February 9, 2015 to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on April 28, 2015 and incorporated herein by reference.

	c.	Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)

Amended Schedule A dated April 2007 to the Allocation Agreement dated September 24, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 28, 2010 and incorporated herein by reference.

d.

Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

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(i)

Amended Schedule A dated April 2007 to the Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 39 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

e.

Transfer Agency Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)

Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 25, 2011 and incorporated herein by reference.

(ii)

Amended Exhibit A dated May 23, 2014 to the Transfer Agency Services Agreement with BNY Mellon Investment Servicing (U.S.) Inc. dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A Registration Statement on November 13, 2014 and incorporated herein by reference.

f.

Participation Agreement between Voya Variable Portfolios, Inc., Connecticut General Life Insurance Company, and Voya Investments Distributor, LLC dated August 15, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

g.

Participation Agreement between Voya Variable Portfolios, Inc., ReliaStar Life Insurance Company, and Voya Investments Distributor, LLC dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)

Amendment, executed October 15, 2002, to the Participation Agreement between Voya Variable Portfolios, Inc., ReliaStar Life Insurance Company, and Voya Investments Distributor, LLC dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)

Amendment, executed September 22, 2003, to the Participation Agreement between Voya Variable Portfolios, Inc., ReliaStar Life Insurance Company, and Voya Investments Distributor, LLC dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

h.	Participation Agreement between Voya Variable Portfolios, Inc., ReliaStar Life Insurance Company of New York and Voya Investments Distributor, LLC dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

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i.

Participation Agreement between Voya Variable Portfolios, Inc., Security Life of Denver Insurance Company, and Voya Investments Distributor, LLC dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

j.

Participation Agreement between Voya Variable Portfolios, Inc., Southland Life Insurance Company, and Voya Investments Distributor, LLC dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

k.

Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)

Amendment No. 1, executed May 1, 2000, to the Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)

Amendment No. 2, executed June 26, 2001, to the Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

l.

Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)

Amendment, executed November 9, 1998, to the Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

	(ii)	Amendment, executed June 1, 1999, to the Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,

14

Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iii)

Second Amendment, executed December 31, 1999, to the Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iv)

Third Amendment, executed February 11, 2000, to the Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(v)

Fourth Amendment, executed May 1, 2000, to the Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vi)

Fifth Amendment, executed February 27, 2001, to the Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vii)

Sixth Amendment, executed June 19, 2001, to the Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

m.	Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aeltus Investment Management, Inc. dated July 16, 2001 – Filed as an Exhibit to

15

Post-Effective Amendment No. 22 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.
n.

Participation Agreement between iShares Trust, iShares Inc., and ING RussellTM Global Large Cap Index 85% Portfolio dated September 15, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

14.	Consent of independent registered public accounting firm – Filed herein.
15.	Not applicable.
16.	Powers of Attorney – Filed here.
17.	Not applicable.

ITEM 17. UNDERTAKINGS

1.

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.

The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 488 under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 1st day of May, 2015.

Voya Variable Portfolios, Inc.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Todd Modic*	Senior Vice President Chief/Principal Financial Officer	May 1, 2015

John V. Boyer*	Director	May 1, 2015

Patricia W. Chadwick*	Director	May 1, 2015

Albert E. DePrince, Jr.*	Director	May 1, 2015

Peter S. Drotch*	Director	May 1, 2015

Russell H. Jones*	Director	May 1, 2015

Patrick W. Kenny*	Director	May 1, 2015

Shaun P. Mathews*	Interested Director and President and Chief Executive Officer	May 1, 2015

Joseph E. Obermeyer*	Director	May 1, 2015

Sheryl K. Pressler*	Director	May 1, 2015

Colleen D. Baldwin*	Director	May 1, 2015

Roger B. Vincent*	Director	May 1, 2015

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**	Powers of Attorney for Todd Modic and each Director - Filed herein.

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(11)	Opinion and Consent of Counsel
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Powers of Attorney

1